Investment Risks	Jan. 16, 2026
IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF | Equity Market Risks [Member]
Prospectus [Line Items]
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Equity Market Risks. The Fund will not invest directly in equity securities but will gain exposure through derivatives and ETFs. These investments are subject to significant equity market risks. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks, such as those held by the Fund, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF | Bitcoin Investment Risks [Member]
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Bitcoin Investment Risks. The Fund’s indirect investment in bitcoin exposes it to the unique risks of this emerging innovation. Bitcoin’s price is highly volatile, and its market is influenced by the changing bitcoin network, fluctuating acceptance levels, and unpredictable usage trends. Not being a legal tender and operating outside central authority systems like banks, bitcoin faces potential government restrictions. For instance, some countries may limit or ban bitcoin transactions, negatively impacting its market value.

The risks associated with bitcoin include the possibility of fraud, theft, market manipulation, and security breaches in trading platforms. A small group of large bitcoin holders, known as “whales,” can significantly influence bitcoin’s price and may have the ability to manipulate the price. The largely unregulated nature of bitcoin and its trading venues heightens risks of fraudulent activities and market manipulation, which could affect bitcoin’s price. For example, if a group of miners gains control over a majority of the bitcoin network, they could manipulate transactions to their advantage. Historical instances have seen bitcoin trading venues shut down due to fraud or security breaches, often leaving investors without recourse and facing significant losses.

Updates to bitcoin’s software, proposed by developers, can lead to the creation of new digital assets, or “forks,” if not broadly adopted. This can impact bitcoin’s demand and the Fund’s performance. The extreme volatility of bitcoin’s market price can result in shareholder losses. Furthermore, the operation of bitcoin trading platforms may be disrupted or cease altogether due to various issues, further affecting bitcoin’s price and the Fund’s investments.

The value of bitcoin has historically been subject to significant speculation, making trading and investing in bitcoin reliant on market sentiment rather than traditional fundamental analysis.

Bitcoin’s price can be influenced by events unrelated to its security or utility, including instability in other speculative areas of the crypto/blockchain space, potentially leading to substantial declines in its value.

Risks associated with crypto asset trading platforms include fragmentation, regulatory non-compliance, and the possibility of enforcement actions by regulatory authorities, which could impact the valuation of bitcoin-linked derivatives held by the Fund.

The security of the Bitcoin Blockchain may be compromised if a single miner or group controls more than 50% of the network’s hashing power, where hashing power refers to the computational capacity used to validate and secure transactions on the blockchain.

Proposed changes to the bitcoin protocol may not be universally adopted, leading to the creation of competing blockchains (forks) with different assets and participants, exemplified by past forks like Bitcoin Cash and Bitcoin SV.

The Bitcoin Blockchain protocol may contain vulnerabilities that attackers could exploit to disrupt its operation, potentially compromising the security and reliability of the network.

Emerging alternative public blockchains, particularly those emphasizing privacy through technologies like zero-knowledge cryptography, pose risks and challenges to the dominance of the Bitcoin Blockchain as a payment system.

Common impediments to adopting the Bitcoin Blockchain as a payment network include slow transaction processing, variability in transaction fees, and the volatility of bitcoin’s price, which may deter widespread adoption by businesses and consumers.

The development and use of “Layer II solutions” are critical for the scalability and functionality of the Bitcoin Blockchain, but they also introduce risks such as off-chain transaction execution, which could affect transparency and security. Layer II solutions are off-chain protocols that improve scalability and reduce transaction costs by processing transactions outside the main blockchain network.

Adoption and use of other blockchains supporting advanced applications like smart contracts present challenges to the dominance of the Bitcoin Blockchain, potentially impacting its long-term relevance and utility in the evolving landscape of blockchain technology.

IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF | Digital Assets Risk [Member]
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●	Digital Assets Risk: Digital assets like bitcoin, designed as mediums of exchange, are still an emerging asset class and are not presently widely used as such. They operate independently of any central authority or government backing and are subject to regulatory changes and extreme price volatility. The trading platforms for digital assets are relatively new, largely unregulated or possibly operating out of compliance with regulations, and thus more vulnerable to fraud and failures compared to traditional, regulated exchanges. Shutdowns of these platforms due to fraud, technical glitches, or security issues can significantly affect digital asset prices and market volatility.

IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF | Digital Asset Markets Risk [Member]
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●	Digital Asset Markets Risk: The digital asset market, particularly bitcoin, has experienced considerable volatility, leading to market disruptions and erosion of confidence among market participants. This instability and the resultant negative publicity could adversely affect the Fund’s reputation and trading prices. Ongoing market turbulence could significantly impact the value of the Fund’s share.

IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF | Blockchain Technology Risk [Member]
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●	Blockchain Technology Risk: Blockchain technology, which underpins bitcoin and other digital assets, is relatively new, and many of its applications are untested. The adoption of blockchain and the development of competing platforms or technologies could affect its usage. Investments in companies or vehicles that utilize blockchain technology are subject to market volatility and may experience lower trading volumes compared to more established industries. Additionally, regulatory changes, internet disruptions, cybersecurity incidents, and intellectual property disputes could further affect the adoption and functionality of blockchain technology.

IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF | Derivatives Risks [Member]
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Derivatives Risks. The Fund’s derivative investments carry risks such as an imperfect match between the derivative’s performance and its underlying assets or index, and the potential for loss of principal, which can exceed the initial investment. Additionally, there are risks related to the possible default of the transaction’s counterparty and the illiquidity of derivatives, making them hard to sell or trade. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF | Swap Agreements [Member]
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Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to an underlying security or asset, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If an underlying security or asset has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the underlying security or asset later reverses all or a portion of its movement.

IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF | Options Contracts [Member]
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Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the underlying security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of an underlying security moves against its positions, potentially resulting in a complete loss of the premium paid.

IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF | Futures Contracts [Member]
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Futures Contracts. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract.

IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF | Underlying Fund Risk [Member]
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Underlying Fund Risk. The Fund’s investment strategy, involving indirect exposure to its target asset classes through one or more ETFs and/or ETPs (“Underlying Funds”), is subject to the risks associated with such asset classes. Shareholders in the Fund bear both their proportionate share of expenses in the Fund and, indirectly, the expenses of the Underlying Funds.

IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF | Underlying Bitcoin Fund Risks [Member]
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Underlying Bitcoin Fund Risks: Investing in an Underlying Fund that focuses on bitcoin, either through direct holdings or indirectly via derivatives like futures contracts and swaps, carries significant risks. These risks include high market volatility, which can be influenced by technological advancements, regulatory changes, and broader economic factors. When trading derivatives, liquidity risks and counterparty risks are substantial. Managing futures contracts can be complex and may affect the performance of an Underlying Fund. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Additionally, each Underlying Fund, and consequently the Fund, is dependent on blockchain technology, which brings technological and cybersecurity risks, along with custodial challenges for securely storing digital assets. The constantly evolving regulatory and legal landscape presents continuous compliance and valuation difficulties. Risks related to market concentration and network issues in the digital asset sector further add complexity. Moreover, operational intricacies in managing digital assets and potential market volatility can lead to losses for each Underlying Fund.

IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF | Underlying U.S. Large-Cap Equity Fund Risks [Member]
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Underlying U.S. Large-Cap Equity Fund Risks. The Fund may obtain exposure to large-capitalization U.S. equity securities by investing in Underlying Funds. Investments in large-cap issuers are subject to equity market risk and may underperform the broader equity market or smaller-capitalization issuers during certain market cycles. If an Underlying Fund is index-based, the Fund is subject to the risk of tracking error and to the methodology and reconstitution policies of the index; if actively managed, the Fund is subject to management risk that the Underlying Fund’s strategies may not achieve their objectives. Concentrated exposures (e.g., to particular sectors or issuers due to index weighting) can increase volatility. Shares of Underlying Funds may trade at a premium or discount to net asset value and may be subject to trading halts or liquidity constraints. To the extent an Underlying Fund uses derivatives or securities lending, the Fund is indirectly exposed to related risks, including counterparty, leverage, and liquidity risks.

IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF | Potentially No 1940 Act Protections [Member]
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Potentially No 1940 Act Protections. It is expected that one or more Underlying Funds will not be registered as an investment company subject to the 1940 Act. In addition, Underlying Funds that invest directly in bitcoin are not subject to the 1940 Act. Accordingly, investors in such an Underlying Fund would not have the protections expressly provided by that statute, including: provisions preventing Underlying Fund insiders from managing an Underlying Fund to their benefit and to the detriment of shareholders; provisions preventing an Underlying Fund from issuing securities having inequitable or discriminatory provisions; provisions preventing management by irresponsible persons; provisions preventing the use of unsound or misleading methods of computing Underlying Fund earnings and asset value; provisions prohibiting suspension of redemptions (except under limited circumstances); provisions limiting fund leverage; provisions imposing a fiduciary duty on fund managers with respect to receipt of compensation for services; and provisions preventing changes in an Underlying Fund’s character without the consent of shareholders. Although the Fund invests in one or more Underlying Funds only indirectly, the Fund’s investments are expected to be subject to loss as a result of these risks.

IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF | Leveraged Underlying Funds [Member]
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Leveraged Underlying Funds. Leveraged Underlying Funds expose the Fund to all of the risks that traditional Underlying Funds present. All Leveraged Underlying Funds rely to some degree, often extensively, on derivatives to seek to achieve their objectives and, thus, the Fund is indirectly exposed to derivatives risk through its investments in Leveraged Underlying Funds. Further, investments in Leveraged Underlying Funds are subject to the risk that the performance of such ETF will not correlate with the reference asset as intended. Leveraged Underlying Funds often “reset” daily, meaning that they are designed to achieve their stated objectives on a daily basis. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance (or inverse of the performance) of their reference asset during the same period of time. This effect can be magnified in volatile markets. Consequently, these investment vehicles may be extremely volatile and can potentially expose the Fund to complete loss of its investment.

IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF | Cayman Subsidiary Risk [Member]
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Cayman Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The futures contracts and other investments held by the Subsidiary are subject to the same economic risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns. In addition, the Subsidiary is also subject to many of the risks to which the Fund is subject, such as tax risks, commodity related risks, and market and data risks.

IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF | Commodity-Linked Derivatives Tax Risk [Member]
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Commodity-Linked Derivatives Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations, or other legally binding authority. As a RIC, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income under the Code. If, as a result of any adverse future legislation, U.S. Treasury regulations, and/or guidance issued by the Internal Revenue Service (the “IRS”), the income of the Fund from certain commodity-linked derivatives, including income from the Fund’s investments in the Subsidiary, were treated as non-qualifying income, the Fund may fail to qualify as RIC and/or be subject to federal income tax at the Fund level. The uncertainty surrounding the treatment of certain derivative instruments under the qualification tests for a RIC may limit the Fund’s use of such derivative instruments.

The Fund intends to limit its investment in the Subsidiary to no more than 25% of the value of its total assets in order to satisfy certain asset diversification requirements for taxation as a regulated investment company. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF | Commodity Pool Regulatory Risk [Member]
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Commodity Pool Regulatory Risk. The Fund’s investment exposure to futures instruments will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the Commodities Exchange Act (“CEA”) and Commodity Futures Trading Commission (“CFTC”) rules. The Adviser is registered as a commodity pool operator (“CPO”) and the Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies. Registration as a CPO imposes additional compliance obligations on the Adviser and the Fund related to additional laws, regulations, and enforcement policies, which could increase compliance costs and may affect the operations and financial performance of the Fund. However, the Fund’s status as a commodity pool and the Adviser’s registration as a CPO are not expected to materially adversely affect the Fund’s ability to achieve its investment objective. The CFTC has not passed on the adequacy of this Prospectus.

IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF | Tax Risk [Member]
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Tax Risk. The Fund intends to treat any income received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The IRS has issued numerous private letter rulings (“PLRs”) provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the IRS published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders and to meet the requirement that the Subsidiary have a value not in excess of 25% of the Fund’s value at the close of a quarter. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a regulated investment company and would be taken into account for purposes of the 4% excise tax.

If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Fund’s Board of Trustees may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies. In the event that the Fund fails to qualify as a RIC, the Fund will promptly notify shareholders of the implications of that failure.

IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF | Leverage Risk [Member]
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Leverage Risk: As part of the Fund’s principal investment strategy, the Fund may make investments in futures, swap contracts and options. These derivative instruments provide the economic effect of financial leverage by creating additional investment exposure to underlying assets, as well as the potential for greater loss. If the Fund uses leverage through purchasing derivative instruments, the Fund has the risk that losses may exceed the net assets of the Fund. The net asset value of the Fund while employing leverage will be more volatile and sensitive to market movements. The use of leverage involves financing costs which reduce Fund performance.

IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF | Counterparty Risk [Member]
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Counterparty Risk. Counterparty risk is the likelihood or probability that a party involved in a transaction might default on its contractual obligation. Where the Fund enters into derivative contracts that are exchange-traded, the Fund is subject to the counterparty risk associated with the Fund’s clearing broker or clearinghouse. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties.

IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF | Market Capitalization Risk [Member]
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Risk [Text Block]	Market Capitalization Risk
IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF | Large-Capitalization Investing [Member]
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●	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF | Concentration Risk [Member]
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Concentration Risk. The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries, except that the Fund will have economic exposure that is concentrated to the industries, if any, assigned to bitcoin. As a result, the Fund may be more susceptible to loss due to adverse occurrences that affect the price of such industries more than the market as a whole.

IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF | Reverse Repurchase Agreement Risk [Member]
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Reverse Repurchase Agreement Risk. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.

IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF | ETF Risks [Member]
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IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
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○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as Authorized Participants or APs). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF | Cash Redemption Risk [Member]
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○	Cash Redemption Risk. The Fund’s investment strategy is expected to require it to redeem its shares for cash or to otherwise include primarily cash as part of its redemption proceeds. As a result, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to incur brokerage costs and/or recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Brokerage costs could be imposed on the Fund, and thus decrease the Fund’s net asset value, to the extent that the costs are not offset by a transaction fee payable by an AP.

IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF | Costs of Buying or Selling Shares [Member]
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○	Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the bid-ask spread. The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF | Shares May Trade at Prices Other Than NAV [Member]
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○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF | Trading [Member]
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○	Trading. Although Shares are listed for trading on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which can be significantly less liquid than Shares.

IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF | Economic and Market Risk [Member]
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Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF | High Portfolio Turnover Risk [Member]
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High Portfolio Turnover Risk. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses and reduce performance. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser or a sub-adviser’s success or failure to implement investment strategies for the Fund.
IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF | Money Market Instrument Risk [Member]
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Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF | Newer Sub-Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Newer Sub-Adviser Risk. Convexitas has limited experience with managing an ETF, which may limit Convexitas’ effectiveness in its role as investment sub-adviser. As a result, the Fund may not achieve its intended investment objective.

IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, Quantify and Convexitas seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

IncomeSTKd 1x US Stocks & 1x Gold Premium ETF | Equity Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Market Risks. The Fund will not invest directly in equity securities but will gain exposure through derivatives and ETFs. These investments are subject to significant equity market risks. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks, such as those held by the Fund, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

IncomeSTKd 1x US Stocks & 1x Gold Premium ETF | Derivatives Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risks. The Fund’s derivative investments carry risks such as an imperfect match between the derivative’s performance and its underlying assets or index, and the potential for loss of principal, which can exceed the initial investment. Additionally, there are risks related to the possible default of the transaction’s counterparty and the illiquidity of derivatives, making them hard to sell or trade. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

IncomeSTKd 1x US Stocks & 1x Gold Premium ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to an underlying security or asset, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If an underlying security or asset has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the underlying security or asset later reverses all or a portion of its movement.

IncomeSTKd 1x US Stocks & 1x Gold Premium ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the underlying security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of an underlying security moves against its positions, potentially resulting in a complete loss of the premium paid.

IncomeSTKd 1x US Stocks & 1x Gold Premium ETF | Futures Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Futures Contracts. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract.

IncomeSTKd 1x US Stocks & 1x Gold Premium ETF | Underlying Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Fund Risk. The Fund’s investment strategy, involving indirect exposure to its target asset classes through one or more ETFs and/or ETPs (“Underlying Funds”), is subject to the risks associated with such asset classes. Shareholders in the Fund bear both their proportionate share of expenses in the Fund and, indirectly, the expenses of the Underlying Funds.

IncomeSTKd 1x US Stocks & 1x Gold Premium ETF | Underlying U.S. Large-Cap Equity Fund Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying U.S. Large-Cap Equity Fund Risks. The Fund may obtain exposure to large-capitalization U.S. equity securities by investing in Underlying Funds. Investments in large-cap issuers are subject to equity market risk and may underperform the broader equity market or smaller-capitalization issuers during certain market cycles. If an Underlying Fund is index-based, the Fund is subject to the risk of tracking error and to the methodology and reconstitution policies of the index; if actively managed, the Fund is subject to management risk that the Underlying Fund’s strategies may not achieve their objectives. Concentrated exposures (e.g., to particular sectors or issuers due to index weighting) can increase volatility. Shares of Underlying Funds may trade at a premium or discount to net asset value and may be subject to trading halts or liquidity constraints. To the extent an Underlying Fund uses derivatives or securities lending, the Fund is indirectly exposed to related risks, including counterparty, leverage, and liquidity risks.

IncomeSTKd 1x US Stocks & 1x Gold Premium ETF | Potentially No 1940 Act Protections [Member]
Prospectus [Line Items]
Risk [Text Block]

Potentially No 1940 Act Protections. It is expected that one or more Underlying Funds will not be registered as an investment company subject to the 1940 Act. In addition, Underlying Funds that invest directly in gold are not subject to the 1940 Act. Accordingly, investors in such an Underlying Fund would not have the protections expressly provided by that statute, including: provisions preventing Underlying Fund insiders from managing an Underlying Fund to their benefit and to the detriment of shareholders; provisions preventing an Underlying Fund from issuing securities having inequitable or discriminatory provisions; provisions preventing management by irresponsible persons; provisions preventing the use of unsound or misleading methods of computing Underlying Fund earnings and asset value; provisions prohibiting suspension of redemptions (except under limited circumstances); provisions limiting fund leverage; provisions imposing a fiduciary duty on fund managers with respect to receipt of compensation for services; and provisions preventing changes in an Underlying Fund’s character without the consent of shareholders. Although the Fund invests in one or more Underlying Funds only indirectly, the Fund’s investments are expected to be subject to loss as a result of these risks.

IncomeSTKd 1x US Stocks & 1x Gold Premium ETF | Leveraged Underlying Funds [Member]
Prospectus [Line Items]
Risk [Text Block]

Leveraged Underlying Funds. Leveraged Underlying Funds expose the Fund to all of the risks that traditional Underlying Funds present. All Leveraged Underlying Funds rely to some degree, often extensively, on derivatives to seek to achieve their objectives and, thus, the Fund is indirectly exposed to derivatives risk through its investments in Leveraged Underlying Funds. Further, investments in Leveraged Underlying Funds are subject to the risk that the performance of such ETF will not correlate with the reference asset as intended. Leveraged Underlying Funds often “reset” daily, meaning that they are designed to achieve their stated objectives on a daily basis. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance (or inverse of the performance) of their reference asset during the same period of time. This effect can be magnified in volatile markets. Consequently, these investment vehicles may be extremely volatile and can potentially expose the Fund to complete loss of its investment.

IncomeSTKd 1x US Stocks & 1x Gold Premium ETF | Cayman Subsidiary Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cayman Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The futures contracts and other investments held by the Subsidiary are subject to the same economic risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns. In addition, the Subsidiary is also subject to many of the risks to which the Fund is subject, such as tax risks, commodity related risks, and market and data risks.

IncomeSTKd 1x US Stocks & 1x Gold Premium ETF | Commodity-Linked Derivatives Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Commodity-Linked Derivatives Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations, or other legally binding authority. As a RIC, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income under the Code. If, as a result of any adverse future legislation, U.S. Treasury regulations, and/or guidance issued by the Internal Revenue Service (the “IRS”), the income of the Fund from certain commodity-linked derivatives, including income from the Fund’s investments in the Subsidiary, were treated as non-qualifying income, the Fund may fail to qualify as RIC and/or be subject to federal income tax at the Fund level. The uncertainty surrounding the treatment of certain derivative instruments under the qualification tests for a RIC may limit the Fund’s use of such derivative instruments.

The Fund intends to limit its investment in the Subsidiary to no more than 25% of the value of its total assets in order to satisfy certain asset diversification requirements for taxation as a regulated investment company. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

IncomeSTKd 1x US Stocks & 1x Gold Premium ETF | Commodity Pool Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Commodity Pool Regulatory Risk. The Fund’s investment exposure to futures instruments will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the Commodities Exchange Act (“CEA”) and Commodity Futures Trading Commission (“CFTC”) rules. The Adviser is registered as a commodity pool operator (“CPO”) and the Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies. Registration as a CPO imposes additional compliance obligations on the Adviser and the Fund related to additional laws, regulations, and enforcement policies, which could increase compliance costs and may affect the operations and financial performance of the Fund. However, the Fund’s status as a commodity pool and the Adviser’s registration as a CPO are not expected to materially adversely affect the Fund’s ability to achieve its investment objective. The CFTC has not passed on the adequacy of this Prospectus.

IncomeSTKd 1x US Stocks & 1x Gold Premium ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to treat any income received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The IRS has issued numerous private letter rulings (“PLRs”) provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the IRS published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders and to meet the requirement that the Subsidiary have a value not in excess of 25% of the Fund’s value at the close of a quarter. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a regulated investment company and would be taken into account for purposes of the 4% excise tax.

If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Fund’s Board of Trustees may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies. In the event that the Fund fails to qualify as a RIC, the Fund will promptly notify shareholders of the implications of that failure.

IncomeSTKd 1x US Stocks & 1x Gold Premium ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: As part of the Fund’s principal investment strategy, the Fund may make investments in futures, swap contracts and options. These derivative instruments provide the economic effect of financial leverage by creating additional investment exposure to underlying assets, as well as the potential for greater loss. If the Fund uses leverage through purchasing derivative instruments, the Fund has the risk that losses may exceed the net assets of the Fund. The net asset value of the Fund while employing leverage will be more volatile and sensitive to market movements. The use of leverage involves financing costs which reduce Fund performance.

IncomeSTKd 1x US Stocks & 1x Gold Premium ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. Counterparty risk is the likelihood or probability that a party involved in a transaction might default on its contractual obligation. Where the Fund enters into derivative contracts that are exchange-traded, the Fund is subject to the counterparty risk associated with the Fund’s clearing broker or clearinghouse. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties.

IncomeSTKd 1x US Stocks & 1x Gold Premium ETF | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Capitalization Risk
IncomeSTKd 1x US Stocks & 1x Gold Premium ETF | Large-Capitalization Investing [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

IncomeSTKd 1x US Stocks & 1x Gold Premium ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries, except that the Fund will have economic exposure that is concentrated to the industries, if any, assigned to gold. As a result, the Fund may be more susceptible to loss due to adverse occurrences that affect the price of such industries more than the market as a whole.

IncomeSTKd 1x US Stocks & 1x Gold Premium ETF | Reverse Repurchase Agreement Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Reverse Repurchase Agreement Risk. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.

IncomeSTKd 1x US Stocks & 1x Gold Premium ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks
IncomeSTKd 1x US Stocks & 1x Gold Premium ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as Authorized Participants or APs). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

IncomeSTKd 1x US Stocks & 1x Gold Premium ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Cash Redemption Risk. The Fund’s investment strategy is expected to require it to redeem its shares for cash or to otherwise include primarily cash as part of its redemption proceeds. As a result, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to incur brokerage costs and/or recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Brokerage costs could be imposed on the Fund, and thus decrease the Fund’s net asset value, to the extent that the costs are not offset by a transaction fee payable by an AP.

IncomeSTKd 1x US Stocks & 1x Gold Premium ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the bid-ask spread. The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

IncomeSTKd 1x US Stocks & 1x Gold Premium ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

IncomeSTKd 1x US Stocks & 1x Gold Premium ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Trading. Although Shares are listed for trading on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which can be significantly less liquid than Shares.

IncomeSTKd 1x US Stocks & 1x Gold Premium ETF | Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

IncomeSTKd 1x US Stocks & 1x Gold Premium ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses and reduce performance. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

IncomeSTKd 1x US Stocks & 1x Gold Premium ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser or a sub-adviser’s success or failure to implement investment strategies for the Fund.
IncomeSTKd 1x US Stocks & 1x Gold Premium ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

IncomeSTKd 1x US Stocks & 1x Gold Premium ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

IncomeSTKd 1x US Stocks & 1x Gold Premium ETF | Newer Sub-Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Newer Sub-Adviser Risk. Convexitas has limited experience with managing an ETF, which may limit Convexitas’ effectiveness in its role as investment sub-adviser. As a result, the Fund may not achieve its intended investment objective.

IncomeSTKd 1x US Stocks & 1x Gold Premium ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, Quantify and Convexitas seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

IncomeSTKd 1x US Stocks & 1x Gold Premium ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

IncomeSTKd 1x US Stocks & 1x Gold Premium ETF | Gold Investment Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Gold Investment Risks. The Fund’s indirect exposure to gold through derivatives and other ETFs and ETPs will subject it to significant risk due to the inherent volatility and unpredictability of the commodities markets. The value of these investments is typically derived from the price movements of physical gold or related economic variables. Price fluctuations in gold linked instruments can be swift and substantial, often showing a low correlation with the returns of traditional equity and bond markets and may not align with trends in other asset classes.

Numerous factors can influence the price of gold and gold futures contracts, including overall market movements, interest rate changes, and variations in global supply and demand. Additionally, the volume of gold imports and exports, production factors such as weather conditions, and technological advances in gold processing and mining can significantly impact gold and gold futures prices. Increased hedging activities, economic conditions, regulatory developments, and political stability also play crucial roles. Furthermore, global supply and demand dynamics, political and economic events, inflation expectations, currency exchange rates, and investment activities of hedge funds and commodity funds can all affect gold prices. Sharp fluctuations in gold markets may result in potential losses. In addition, gold markets have experienced extended periods of flat or declining prices. Investors should also be aware that while gold is often used to preserve wealth, there is no assurance that it will maintain its long-term value in terms of purchasing power.

IncomeSTKd 1x US Stocks & 1x Gold Premium ETF | Underlying Gold Fund Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Gold Fund Risks: Investing in an Underlying Fund that focuses on gold, either through direct holdings or indirectly via derivatives like futures contracts, carries significant risk due to the inherent volatility and unpredictability of the commodities markets. Underlying Funds that trade futures contracts are subject to derivatives risk, leverage risk, counterparty risk and futures contracts risk, among other risks. In addition, Underlying Funds holding gold directly face significant custodial and safeguarding risks regarding their gold holdings. There is an inherent danger of these gold bars being lost, damaged, stolen, or becoming inaccessible due to factors such as natural disasters or terrorism.

IncomeSTKd 1x US Stocks & 1x Gold Premium ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
IncomeSTKd 1x US Stocks & 1x Gold Premium ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF | Bitcoin Investment Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Bitcoin Investment Risks. The Fund’s indirect investment in bitcoin exposes it to the unique risks of this emerging innovation. Bitcoin’s price is highly volatile, and its market is influenced by the changing bitcoin network, fluctuating acceptance levels, and unpredictable usage trends. Not being a legal tender and operating outside central authority systems like banks, bitcoin faces potential government restrictions. For instance, some countries may limit or ban bitcoin transactions, negatively impacting its market value.

The risks associated with bitcoin include the possibility of fraud, theft, market manipulation, and security breaches in trading platforms. A small group of large bitcoin holders, known as “whales,” can significantly influence bitcoin’s price and may have the ability to manipulate the price. The largely unregulated nature of bitcoin and its trading venues heightens risks of fraudulent activities and market manipulation, which could affect bitcoin’s price. For example, if a group of miners gains control over a majority of the bitcoin network, they could manipulate transactions to their advantage. Historical instances have seen bitcoin trading venues shut down due to fraud or security breaches, often leaving investors without recourse and facing significant losses.

Updates to bitcoin’s software, proposed by developers, can lead to the creation of new digital assets, or “forks,” if not broadly adopted. This can impact bitcoin’s demand and the Fund’s performance. The extreme volatility of bitcoin’s market price can result in shareholder losses. Furthermore, the operation of bitcoin trading platforms may be disrupted or cease altogether due to various issues, further affecting bitcoin’s price and the Fund’s investments.

The value of bitcoin has historically been subject to significant speculation, making trading and investing in bitcoin reliant on market sentiment rather than traditional fundamental analysis.

Bitcoin’s price can be influenced by events unrelated to its security or utility, including instability in other speculative areas of the crypto/blockchain space, potentially leading to substantial declines in its value.

Risks associated with crypto asset trading platforms include fragmentation, regulatory non-compliance, and the possibility of enforcement actions by regulatory authorities, which could impact the valuation of bitcoin-linked derivatives held by the Fund.

The security of the Bitcoin Blockchain may be compromised if a single miner or group controls more than 50% of the network’s hashing power, where hashing power refers to the computational capacity used to validate and secure transactions on the blockchain.

Proposed changes to the bitcoin protocol may not be universally adopted, leading to the creation of competing blockchains (forks) with different assets and participants, exemplified by past forks like Bitcoin Cash and Bitcoin SV.

The Bitcoin Blockchain protocol may contain vulnerabilities that attackers could exploit to disrupt its operation, potentially compromising the security and reliability of the network.

Emerging alternative public blockchains, particularly those emphasizing privacy through technologies like zero-knowledge cryptography, pose risks and challenges to the dominance of the Bitcoin Blockchain as a payment system.

Common impediments to adopting the Bitcoin Blockchain as a payment network include slow transaction processing, variability in transaction fees, and the volatility of bitcoin’s price, which may deter widespread adoption by businesses and consumers.

The development and use of “Layer II solutions” are critical for the scalability and functionality of the Bitcoin Blockchain, but they also introduce risks such as off-chain transaction execution, which could affect transparency and security. Layer II solutions are off-chain protocols that improve scalability and reduce transaction costs by processing transactions outside the main blockchain network.

Adoption and use of other blockchains supporting advanced applications like smart contracts present challenges to the dominance of the Bitcoin Blockchain, potentially impacting its long-term relevance and utility in the evolving landscape of blockchain technology.

IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF | Digital Assets Risk [Member]
Prospectus [Line Items]
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●	Digital Assets Risk: Digital assets like bitcoin, designed as mediums of exchange, are still an emerging asset class and are not presently widely used as such. They operate independently of any central authority or government backing and are subject to regulatory changes and extreme price volatility. The trading platforms for digital assets are relatively new, largely unregulated or possibly operating out of compliance with regulations, and thus more vulnerable to fraud and failures compared to traditional, regulated exchanges. Shutdowns of these platforms due to fraud, technical glitches, or security issues can significantly affect digital asset prices and market volatility.

IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF | Digital Asset Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Digital Asset Markets Risk: The digital asset market, particularly bitcoin, has experienced considerable volatility, leading to market disruptions and erosion of confidence among market participants. This instability and the resultant negative publicity could adversely affect the Fund’s reputation and trading prices. Ongoing market turbulence could significantly impact the value of the Fund’s share.

IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF | Blockchain Technology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Blockchain Technology Risk: Blockchain technology, which underpins bitcoin and other digital assets, is relatively new, and many of its applications are untested. The adoption of blockchain and the development of competing platforms or technologies could affect its usage. Investments in companies or vehicles that utilize blockchain technology are subject to market volatility and may experience lower trading volumes compared to more established industries. Additionally, regulatory changes, internet disruptions, cybersecurity incidents, and intellectual property disputes could further affect the adoption and functionality of blockchain technology.

IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF | Derivatives Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risks. The Fund’s derivative investments carry risks such as an imperfect match between the derivative’s performance and its underlying assets or index, and the potential for loss of principal, which can exceed the initial investment. Additionally, there are risks related to the possible default of the transaction’s counterparty and the illiquidity of derivatives, making them hard to sell or trade. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to an underlying security or asset, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If an underlying security or asset has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the underlying security or asset later reverses all or a portion of its movement.

IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the underlying security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of an underlying security moves against its positions, potentially resulting in a complete loss of the premium paid.

IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF | Futures Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Futures Contracts. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract.

IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF | Underlying Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Fund Risk. The Fund’s investment strategy, involving indirect exposure to its target asset classes through one or more ETFs and/or ETPs (“Underlying Funds”), is subject to the risks associated with such asset classes. Shareholders in the Fund bear both their proportionate share of expenses in the Fund and, indirectly, the expenses of the Underlying Funds.

IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF | Underlying Bitcoin Fund Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Bitcoin Fund Risks: Investing in an Underlying Fund that focuses on bitcoin, either through direct holdings or indirectly via derivatives like futures contracts and swaps, carries significant risks. These risks include high market volatility, which can be influenced by technological advancements, regulatory changes, and broader economic factors. When trading derivatives, liquidity risks and counterparty risks are substantial. Managing futures contracts can be complex and may affect the performance of an Underlying Fund. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Additionally, each Underlying Fund, and consequently the Fund, is dependent on blockchain technology, which brings technological and cybersecurity risks, along with custodial challenges for securely storing digital assets. The constantly evolving regulatory and legal landscape presents continuous compliance and valuation difficulties. Risks related to market concentration and network issues in the digital asset sector further add complexity. Moreover, operational intricacies in managing digital assets and potential market volatility can lead to losses for each Underlying Fund.

IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF | Potentially No 1940 Act Protections [Member]
Prospectus [Line Items]
Risk [Text Block]

Potentially No 1940 Act Protections. It is expected that one or more Underlying Funds will not be registered as an investment company subject to the 1940 Act. In addition, Underlying Funds that invest directly in bitcoin or gold are not subject to the 1940 Act. Accordingly, investors in such an Underlying Fund would not have the protections expressly provided by that statute, including: provisions preventing Underlying Fund insiders from managing an Underlying Fund to their benefit and to the detriment of shareholders; provisions preventing an Underlying Fund from issuing securities having inequitable or discriminatory provisions; provisions preventing management by irresponsible persons; provisions preventing the use of unsound or misleading methods of computing Underlying Fund earnings and asset value; provisions prohibiting suspension of redemptions (except under limited circumstances); provisions limiting fund leverage; provisions imposing a fiduciary duty on fund managers with respect to receipt of compensation for services; and provisions preventing changes in an Underlying Fund’s character without the consent of shareholders. Although the Fund invests in one or more Underlying Funds only indirectly, the Fund’s investments are expected to be subject to loss as a result of these risks.

IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF | Leveraged Underlying Funds [Member]
Prospectus [Line Items]
Risk [Text Block]

Leveraged Underlying Funds. Leveraged Underlying Funds expose the Fund to all of the risks that traditional Underlying Funds present. All Leveraged Underlying Funds rely to some degree, often extensively, on derivatives to seek to achieve their objectives and, thus, the Fund is indirectly exposed to derivatives risk through its investments in Leveraged Underlying Funds. Further, investments in Leveraged Underlying Funds are subject to the risk that the performance of such ETF will not correlate with the reference asset as intended. Leveraged Underlying Funds often “reset” daily, meaning that they are designed to achieve their stated objectives on a daily basis. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance (or inverse of the performance) of their reference asset during the same period of time. This effect can be magnified in volatile markets. Consequently, these investment vehicles may be extremely volatile and can potentially expose the Fund to complete loss of its investment.

IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF | Cayman Subsidiary Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cayman Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The futures contracts and other investments held by the Subsidiary are subject to the same economic risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns. In addition, the Subsidiary is also subject to many of the risks to which the Fund is subject, such as tax risks, commodity related risks, and market and data risks.

IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF | Commodity-Linked Derivatives Tax Risk [Member]
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Risk [Text Block]

Commodity-Linked Derivatives Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations, or other legally binding authority. As a RIC, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income under the Code. If, as a result of any adverse future legislation, U.S. Treasury regulations, and/or guidance issued by the Internal Revenue Service (the “IRS”), the income of the Fund from certain commodity-linked derivatives, including income from the Fund’s investments in the Subsidiary, were treated as non-qualifying income, the Fund may fail to qualify as RIC and/or be subject to federal income tax at the Fund level. The uncertainty surrounding the treatment of certain derivative instruments under the qualification tests for a RIC may limit the Fund’s use of such derivative instruments.

The Fund intends to limit its investment in the Subsidiary to no more than 25% of the value of its total assets in order to satisfy certain asset diversification requirements for taxation as a regulated investment company. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF | Commodity Pool Regulatory Risk [Member]
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Commodity Pool Regulatory Risk. The Fund’s investment exposure to futures instruments will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the Commodities Exchange Act (“CEA”) and Commodity Futures Trading Commission (“CFTC”) rules. The Adviser is registered as a commodity pool operator (“CPO”) and the Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies. Registration as a CPO imposes additional compliance obligations on the Adviser and the Fund related to additional laws, regulations, and enforcement policies, which could increase compliance costs and may affect the operations and financial performance of the Fund. However, the Fund’s status as a commodity pool and the Adviser’s registration as a CPO are not expected to materially adversely affect the Fund’s ability to achieve its investment objective. The CFTC has not passed on the adequacy of this Prospectus.

IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF | Tax Risk [Member]
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Tax Risk. The Fund intends to treat any income received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The IRS has issued numerous private letter rulings (“PLRs”) provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the IRS published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders and to meet the requirement that the Subsidiary have a value not in excess of 25% of the Fund’s value at the close of a quarter. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a regulated investment company and would be taken into account for purposes of the 4% excise tax.

If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Fund’s Board of Trustees may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies. In the event that the Fund fails to qualify as a RIC, the Fund will promptly notify shareholders of the implications of that failure.

IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: As part of the Fund’s principal investment strategy, the Fund may make investments in futures, swap contracts and options. These derivative instruments provide the economic effect of financial leverage by creating additional investment exposure to underlying assets, as well as the potential for greater loss. If the Fund uses leverage through purchasing derivative instruments, the Fund has the risk that losses may exceed the net assets of the Fund. The net asset value of the Fund while employing leverage will be more volatile and sensitive to market movements. The use of leverage involves financing costs which reduce Fund performance.

IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF | Counterparty Risk [Member]
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Counterparty Risk. Counterparty risk is the likelihood or probability that a party involved in a transaction might default on its contractual obligation. Where the Fund enters into derivative contracts that are exchange-traded, the Fund is subject to the counterparty risk associated with the Fund’s clearing broker or clearinghouse. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties.

IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF | Concentration Risk [Member]
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Concentration Risk. The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries, except that the Fund will have economic exposure that is concentrated to the industries, if any, assigned to gold and bitcoin. As a result, the Fund may be more susceptible to loss due to adverse occurrences that affect the price of such industries more than the market as a whole.

IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF | Reverse Repurchase Agreement Risk [Member]
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Reverse Repurchase Agreement Risk. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.

IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF | ETF Risks [Member]
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Risk [Text Block]	ETF Risks
IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
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Risk [Text Block]
○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as Authorized Participants or APs). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF | Cash Redemption Risk [Member]
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Risk [Text Block]
○	Cash Redemption Risk. The Fund’s investment strategy is expected to require it to redeem its shares for cash or to otherwise include primarily cash as part of its redemption proceeds. As a result, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to incur brokerage costs and/or recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Brokerage costs could be imposed on the Fund, and thus decrease the Fund’s net asset value, to the extent that the costs are not offset by a transaction fee payable by an AP.

IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF | Costs of Buying or Selling Shares [Member]
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○	Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the bid-ask spread. The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF | Shares May Trade at Prices Other Than NAV [Member]
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Risk [Text Block]
○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF | Trading [Member]
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Risk [Text Block]
○	Trading. Although Shares are listed for trading on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which can be significantly less liquid than Shares.

IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF | Economic and Market Risk [Member]
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Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF | High Portfolio Turnover Risk [Member]
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High Portfolio Turnover Risk. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses and reduce performance. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF | Management Risk [Member]
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Risk [Text Block]	Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser or a sub-adviser’s success or failure to implement investment strategies for the Fund.
IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF | Money Market Instrument Risk [Member]
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Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF | New Fund Risk [Member]
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Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF | Newer Sub-Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Newer Sub-Adviser Risk. Convexitas has limited experience with managing an ETF, which may limit Convexitas’ effectiveness in its role as investment sub-adviser. As a result, the Fund may not achieve its intended investment objective.

IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, Quantify and Convexitas seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF | Gold Investment Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Gold Investment Risks. The Fund’s indirect exposure to gold through derivatives and other ETFs and ETPs will subject it to significant risk due to the inherent volatility and unpredictability of the commodities markets. The value of these investments is typically derived from the price movements of physical gold or related economic variables. Price fluctuations in gold linked instruments can be swift and substantial, often showing a low correlation with the returns of traditional equity and bond markets and may not align with trends in other asset classes.

Numerous factors can influence the price of gold and gold futures contracts, including overall market movements, interest rate changes, and variations in global supply and demand. Additionally, the volume of gold imports and exports, production factors such as weather conditions, and technological advances in gold processing and mining can significantly impact gold and gold futures prices. Increased hedging activities, economic conditions, regulatory developments, and political stability also play crucial roles. Furthermore, global supply and demand dynamics, political and economic events, inflation expectations, currency exchange rates, and investment activities of hedge funds and commodity funds can all affect gold prices. Sharp fluctuations in gold markets may result in potential losses. In addition, gold markets have experienced extended periods of flat or declining prices. Investors should also be aware that while gold is often used to preserve wealth, there is no assurance that it will maintain its long-term value in terms of purchasing power.

IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF | Underlying Gold Fund Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Gold Fund Risks: Investing in an Underlying Fund that focuses on gold, either through direct holdings or indirectly via derivatives like futures contracts, carries significant risk due to the inherent volatility and unpredictability of the commodities markets. Underlying Funds that trade futures contracts are subject to derivatives risk, leverage risk, counterparty risk and futures contracts risk, among other risks. In addition, Underlying Funds holding gold directly face significant custodial and safeguarding risks regarding their gold holdings. There is an inherent danger of these gold bars being lost, damaged, stolen, or becoming inaccessible due to factors such as natural disasters or terrorism.

IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

IncomeSTKd 1x Treasury & 1x Gold Premium ETF | Derivatives Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risks. The Fund’s derivative investments carry risks such as an imperfect match between the derivative’s performance and its underlying assets or index, and the potential for loss of principal, which can exceed the initial investment. Additionally, there are risks related to the possible default of the transaction’s counterparty and the illiquidity of derivatives, making them hard to sell or trade. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

IncomeSTKd 1x Treasury & 1x Gold Premium ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to an underlying security or asset, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If an underlying security or asset has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the underlying security or asset later reverses all or a portion of its movement.

IncomeSTKd 1x Treasury & 1x Gold Premium ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the underlying security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of an underlying security moves against its positions, potentially resulting in a complete loss of the premium paid.

IncomeSTKd 1x Treasury & 1x Gold Premium ETF | Futures Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Futures Contracts. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract.

IncomeSTKd 1x Treasury & 1x Gold Premium ETF | Underlying Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Fund Risk. The Fund’s investment strategy, involving indirect exposure to its target asset classes through one or more ETFs and/or ETPs (“Underlying Funds”), is subject to the risks associated with such asset classes. Shareholders in the Fund bear both their proportionate share of expenses in the Fund and, indirectly, the expenses of the Underlying Funds.

IncomeSTKd 1x Treasury & 1x Gold Premium ETF | Potentially No 1940 Act Protections [Member]
Prospectus [Line Items]
Risk [Text Block]

Potentially No 1940 Act Protections. It is expected that one or more Underlying Funds will not be registered as an investment company subject to the 1940 Act. In addition, Underlying Funds that invest directly in gold are not subject to the 1940 Act. Accordingly, investors in such an Underlying Fund would not have the protections expressly provided by that statute, including: provisions preventing Underlying Fund insiders from managing an Underlying Fund to their benefit and to the detriment of shareholders; provisions preventing an Underlying Fund from issuing securities having inequitable or discriminatory provisions; provisions preventing management by irresponsible persons; provisions preventing the use of unsound or misleading methods of computing Underlying Fund earnings and asset value; provisions prohibiting suspension of redemptions (except under limited circumstances); provisions limiting fund leverage; provisions imposing a fiduciary duty on fund managers with respect to receipt of compensation for services; and provisions preventing changes in an Underlying Fund’s character without the consent of shareholders. Although the Fund invests in one or more Underlying Funds only indirectly, the Fund’s investments are expected to be subject to loss as a result of these risks.

IncomeSTKd 1x Treasury & 1x Gold Premium ETF | Leveraged Underlying Funds [Member]
Prospectus [Line Items]
Risk [Text Block]

Leveraged Underlying Funds. Leveraged Underlying Funds expose the Fund to all of the risks that traditional Underlying Funds present. All Leveraged Underlying Funds rely to some degree, often extensively, on derivatives to seek to achieve their objectives and, thus, the Fund is indirectly exposed to derivatives risk through its investments in Leveraged Underlying Funds. Further, investments in Leveraged Underlying Funds are subject to the risk that the performance of such ETF will not correlate with the reference asset as intended. Leveraged Underlying Funds often “reset” daily, meaning that they are designed to achieve their stated objectives on a daily basis. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance (or inverse of the performance) of their reference asset during the same period of time. This effect can be magnified in volatile markets. Consequently, these investment vehicles may be extremely volatile and can potentially expose the Fund to complete loss of its investment.

IncomeSTKd 1x Treasury & 1x Gold Premium ETF | Cayman Subsidiary Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cayman Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The futures contracts and other investments held by the Subsidiary are subject to the same economic risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns. In addition, the Subsidiary is also subject to many of the risks to which the Fund is subject, such as tax risks, commodity related risks, and market and data risks.

IncomeSTKd 1x Treasury & 1x Gold Premium ETF | Commodity-Linked Derivatives Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Commodity-Linked Derivatives Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations, or other legally binding authority. As a RIC, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income under the Code. If, as a result of any adverse future legislation, U.S. Treasury regulations, and/or guidance issued by the Internal Revenue Service (the “IRS”), the income of the Fund from certain commodity-linked derivatives, including income from the Fund’s investments in the Subsidiary, were treated as non-qualifying income, the Fund may fail to qualify as RIC and/or be subject to federal income tax at the Fund level. The uncertainty surrounding the treatment of certain derivative instruments under the qualification tests for a RIC may limit the Fund’s use of such derivative instruments.

The Fund intends to limit its investment in the Subsidiary to no more than 25% of the value of its total assets in order to satisfy certain asset diversification requirements for taxation as a regulated investment company. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

IncomeSTKd 1x Treasury & 1x Gold Premium ETF | Commodity Pool Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Commodity Pool Regulatory Risk. The Fund’s investment exposure to futures instruments will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the Commodities Exchange Act (“CEA”) and Commodity Futures Trading Commission (“CFTC”) rules. The Adviser is registered as a commodity pool operator (“CPO”) and the Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies. Registration as a CPO imposes additional compliance obligations on the Adviser and the Fund related to additional laws, regulations, and enforcement policies, which could increase compliance costs and may affect the operations and financial performance of the Fund. However, the Fund’s status as a commodity pool and the Adviser’s registration as a CPO are not expected to materially adversely affect the Fund’s ability to achieve its investment objective. The CFTC has not passed on the adequacy of this Prospectus.

IncomeSTKd 1x Treasury & 1x Gold Premium ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to treat any income received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The IRS has issued numerous private letter rulings (“PLRs”) provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the IRS published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders and to meet the requirement that the Subsidiary have a value not in excess of 25% of the Fund’s value at the close of a quarter. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a regulated investment company and would be taken into account for purposes of the 4% excise tax.

If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Fund’s Board of Trustees may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies. In the event that the Fund fails to qualify as a RIC, the Fund will promptly notify shareholders of the implications of that failure.

IncomeSTKd 1x Treasury & 1x Gold Premium ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: As part of the Fund’s principal investment strategy, the Fund may make investments in futures, swap contracts and options. These derivative instruments provide the economic effect of financial leverage by creating additional investment exposure to underlying assets, as well as the potential for greater loss. If the Fund uses leverage through purchasing derivative instruments, the Fund has the risk that losses may exceed the net assets of the Fund. The net asset value of the Fund while employing leverage will be more volatile and sensitive to market movements. The use of leverage involves financing costs which reduce Fund performance.

IncomeSTKd 1x Treasury & 1x Gold Premium ETF | Counterparty Risk [Member]
Prospectus [Line Items]
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Counterparty Risk. Counterparty risk is the likelihood or probability that a party involved in a transaction might default on its contractual obligation. Where the Fund enters into derivative contracts that are exchange-traded, the Fund is subject to the counterparty risk associated with the Fund’s clearing broker or clearinghouse. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties.

IncomeSTKd 1x Treasury & 1x Gold Premium ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries, except that the Fund will have economic exposure that is concentrated to the industries, if any, assigned to gold. As a result, the Fund may be more susceptible to loss due to adverse occurrences that affect the price of such industries more than the market as a whole.

IncomeSTKd 1x Treasury & 1x Gold Premium ETF | Reverse Repurchase Agreement Risk [Member]
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Reverse Repurchase Agreement Risk. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.

IncomeSTKd 1x Treasury & 1x Gold Premium ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks
IncomeSTKd 1x Treasury & 1x Gold Premium ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as Authorized Participants or APs). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

IncomeSTKd 1x Treasury & 1x Gold Premium ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Cash Redemption Risk. The Fund’s investment strategy is expected to require it to redeem its shares for cash or to otherwise include primarily cash as part of its redemption proceeds. As a result, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to incur brokerage costs and/or recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Brokerage costs could be imposed on the Fund, and thus decrease the Fund’s net asset value, to the extent that the costs are not offset by a transaction fee payable by an AP.

IncomeSTKd 1x Treasury & 1x Gold Premium ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the bid-ask spread. The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

IncomeSTKd 1x Treasury & 1x Gold Premium ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

IncomeSTKd 1x Treasury & 1x Gold Premium ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Trading. Although Shares are listed for trading on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which can be significantly less liquid than Shares.

IncomeSTKd 1x Treasury & 1x Gold Premium ETF | Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

IncomeSTKd 1x Treasury & 1x Gold Premium ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses and reduce performance. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

IncomeSTKd 1x Treasury & 1x Gold Premium ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser or a sub-adviser’s success or failure to implement investment strategies for the Fund.
IncomeSTKd 1x Treasury & 1x Gold Premium ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

IncomeSTKd 1x Treasury & 1x Gold Premium ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

IncomeSTKd 1x Treasury & 1x Gold Premium ETF | Newer Sub-Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Newer Sub-Adviser Risk. Convexitas has limited experience with managing an ETF, which may limit Convexitas’ effectiveness in its role as investment sub-adviser. As a result, the Fund may not achieve its intended investment objective.

IncomeSTKd 1x Treasury & 1x Gold Premium ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, Quantify and Convexitas seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

IncomeSTKd 1x Treasury & 1x Gold Premium ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

IncomeSTKd 1x Treasury & 1x Gold Premium ETF | Gold Investment Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Gold Investment Risks. The Fund’s indirect exposure to gold through derivatives and other ETFs and ETPs will subject it to significant risk due to the inherent volatility and unpredictability of the commodities markets. The value of these investments is typically derived from the price movements of physical gold or related economic variables. Price fluctuations in gold linked instruments can be swift and substantial, often showing a low correlation with the returns of traditional equity and bond markets and may not align with trends in other asset classes.

Numerous factors can influence the price of gold and gold futures contracts, including overall market movements, interest rate changes, and variations in global supply and demand. Additionally, the volume of gold imports and exports, production factors such as weather conditions, and technological advances in gold processing and mining can significantly impact gold and gold futures prices. Increased hedging activities, economic conditions, regulatory developments, and political stability also play crucial roles. Furthermore, global supply and demand dynamics, political and economic events, inflation expectations, currency exchange rates, and investment activities of hedge funds and commodity funds can all affect gold prices. Sharp fluctuations in gold markets may result in potential losses. In addition, gold markets have experienced extended periods of flat or declining prices. Investors should also be aware that while gold is often used to preserve wealth, there is no assurance that it will maintain its long-term value in terms of purchasing power.

IncomeSTKd 1x Treasury & 1x Gold Premium ETF | Underlying Gold Fund Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Gold Fund Risks. Investing in an Underlying Fund that focuses on gold, either through direct holdings or indirectly via derivatives like futures contracts, carries significant risk due to the inherent volatility and unpredictability of the commodities markets. Underlying Funds that trade futures contracts are subject to derivatives risk, leverage risk, counterparty risk and futures contracts risk, among other risks. In addition, Underlying Funds holding gold directly face significant custodial and safeguarding risks regarding their gold holdings. There is an inherent danger of these gold bars being lost, damaged, stolen, or becoming inaccessible due to factors such as natural disasters or terrorism.

IncomeSTKd 1x Treasury & 1x Gold Premium ETF | U.S. Treasury Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Treasury Securities Risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. U.S. Treasury securities may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Changes to the financial condition or credit rating of the U.S. government may cause the value of the U.S. Treasury securities to decline. An increase in interest rates may also cause the value of the U.S. Treasury securities to decline.

IncomeSTKd 1x Treasury & 1x Gold Premium ETF | Underlying U.S. Treasury Fund Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying U.S. Treasury Fund Risks: The Fund may obtain exposure to U.S. Treasury securities by investing in Underlying Funds that primarily hold such securities. Underlying Funds may not perfectly track their indexes because of fees and expenses, sampling, cash balances, transaction costs, and creation/redemption activity. Targeted maturity exposures (e.g., short-, intermediate-, or long-duration Treasuries) or specific segments (e.g., TIPS) can increase concentration and volatility relative to a broad Treasury allocation.

IncomeSTKd 1x Treasury & 1x Gold Premium ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
IncomeSTKd 1x Treasury & 1x Gold Premium ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

IncomeSTKd 1x Bitcoin & 1x Treasury Premium ETF | Bitcoin Investment Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Bitcoin Investment Risks. The Fund’s indirect investment in bitcoin exposes it to the unique risks of this emerging innovation. Bitcoin’s price is highly volatile, and its market is influenced by the changing bitcoin network, fluctuating acceptance levels, and unpredictable usage trends. Not being a legal tender and operating outside central authority systems like banks, bitcoin faces potential government restrictions. For instance, some countries may limit or ban bitcoin transactions, negatively impacting its market value.

The risks associated with bitcoin include the possibility of fraud, theft, market manipulation, and security breaches in trading platforms. A small group of large bitcoin holders, known as “whales,” can significantly influence bitcoin’s price and may have the ability to manipulate the price. The largely unregulated nature of bitcoin and its trading venues heightens risks of fraudulent activities and market manipulation, which could affect bitcoin’s price. For example, if a group of miners gains control over a majority of the bitcoin network, they could manipulate transactions to their advantage. Historical instances have seen bitcoin trading venues shut down due to fraud or security breaches, often leaving investors without recourse and facing significant losses.

Updates to bitcoin’s software, proposed by developers, can lead to the creation of new digital assets, or “forks,” if not broadly adopted. This can impact bitcoin’s demand and the Fund’s performance. The extreme volatility of bitcoin’s market price can result in shareholder losses. Furthermore, the operation of bitcoin trading platforms may be disrupted or cease altogether due to various issues, further affecting bitcoin’s price and the Fund’s investments.

The value of bitcoin has historically been subject to significant speculation, making trading and investing in bitcoin reliant on market sentiment rather than traditional fundamental analysis.

Bitcoin’s price can be influenced by events unrelated to its security or utility, including instability in other speculative areas of the crypto/blockchain space, potentially leading to substantial declines in its value.

Risks associated with crypto asset trading platforms include fragmentation, regulatory non-compliance, and the possibility of enforcement actions by regulatory authorities, which could impact the valuation of bitcoin-linked derivatives held by the Fund.

The security of the Bitcoin Blockchain may be compromised if a single miner or group controls more than 50% of the network’s hashing power, where hashing power refers to the computational capacity used to validate and secure transactions on the blockchain.

Proposed changes to the bitcoin protocol may not be universally adopted, leading to the creation of competing blockchains (forks) with different assets and participants, exemplified by past forks like Bitcoin Cash and Bitcoin SV.

The Bitcoin Blockchain protocol may contain vulnerabilities that attackers could exploit to disrupt its operation, potentially compromising the security and reliability of the network.

Emerging alternative public blockchains, particularly those emphasizing privacy through technologies like zero-knowledge cryptography, pose risks and challenges to the dominance of the Bitcoin Blockchain as a payment system.

Common impediments to adopting the Bitcoin Blockchain as a payment network include slow transaction processing, variability in transaction fees, and the volatility of bitcoin’s price, which may deter widespread adoption by businesses and consumers.

The development and use of “Layer II solutions” are critical for the scalability and functionality of the Bitcoin Blockchain, but they also introduce risks such as off-chain transaction execution, which could affect transparency and security. Layer II solutions are off-chain protocols that improve scalability and reduce transaction costs by processing transactions outside the main blockchain network.

Adoption and use of other blockchains supporting advanced applications like smart contracts present challenges to the dominance of the Bitcoin Blockchain, potentially impacting its long-term relevance and utility in the evolving landscape of blockchain technology.

IncomeSTKd 1x Bitcoin & 1x Treasury Premium ETF | Digital Assets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Digital Assets Risk: Digital assets like bitcoin, designed as mediums of exchange, are still an emerging asset class and are not presently widely used as such. They operate independently of any central authority or government backing and are subject to regulatory changes and extreme price volatility. The trading platforms for digital assets are relatively new, largely unregulated or possibly operating out of compliance with regulations, and thus more vulnerable to fraud and failures compared to traditional, regulated exchanges. Shutdowns of these platforms due to fraud, technical glitches, or security issues can significantly affect digital asset prices and market volatility.

IncomeSTKd 1x Bitcoin & 1x Treasury Premium ETF | Digital Asset Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Digital Asset Markets Risk: The digital asset market, particularly bitcoin, has experienced considerable volatility, leading to market disruptions and erosion of confidence among market participants. This instability and the resultant negative publicity could adversely affect the Fund’s reputation and trading prices. Ongoing market turbulence could significantly impact the value of the Fund’s share.

IncomeSTKd 1x Bitcoin & 1x Treasury Premium ETF | Blockchain Technology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Blockchain Technology Risk: Blockchain technology, which underpins bitcoin and other digital assets, is relatively new, and many of its applications are untested. The adoption of blockchain and the development of competing platforms or technologies could affect its usage. Investments in companies or vehicles that utilize blockchain technology are subject to market volatility and may experience lower trading volumes compared to more established industries. Additionally, regulatory changes, internet disruptions, cybersecurity incidents, and intellectual property disputes could further affect the adoption and functionality of blockchain technology.

IncomeSTKd 1x Bitcoin & 1x Treasury Premium ETF | Derivatives Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risks. The Fund’s derivative investments carry risks such as an imperfect match between the derivative’s performance and its underlying assets or index, and the potential for loss of principal, which can exceed the initial investment. Additionally, there are risks related to the possible default of the transaction’s counterparty and the illiquidity of derivatives, making them hard to sell or trade. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

IncomeSTKd 1x Bitcoin & 1x Treasury Premium ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to an underlying security or asset, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If an underlying security or asset has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the underlying security or asset later reverses all or a portion of its movement.

IncomeSTKd 1x Bitcoin & 1x Treasury Premium ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the underlying security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of an underlying security moves against its positions, potentially resulting in a complete loss of the premium paid.

IncomeSTKd 1x Bitcoin & 1x Treasury Premium ETF | Futures Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Futures Contracts. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract.

IncomeSTKd 1x Bitcoin & 1x Treasury Premium ETF | Underlying Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Fund Risk. The Fund’s investment strategy, involving indirect exposure to its target asset classes through one or more ETFs and/or ETPs (“Underlying Funds”), is subject to the risks associated with such asset classes. Shareholders in the Fund bear both their proportionate share of expenses in the Fund and, indirectly, the expenses of the Underlying Funds.

IncomeSTKd 1x Bitcoin & 1x Treasury Premium ETF | Underlying Bitcoin Fund Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Bitcoin Fund Risks: Investing in an Underlying Fund that focuses on bitcoin, either through direct holdings or indirectly via derivatives like futures contracts and swaps, carries significant risks. These risks include high market volatility, which can be influenced by technological advancements, regulatory changes, and broader economic factors. When trading derivatives, liquidity risks and counterparty risks are substantial. Managing futures contracts can be complex and may affect the performance of an Underlying Fund. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Additionally, each Underlying Fund, and consequently the Fund, is dependent on blockchain technology, which brings technological and cybersecurity risks, along with custodial challenges for securely storing digital assets. The constantly evolving regulatory and legal landscape presents continuous compliance and valuation difficulties. Risks related to market concentration and network issues in the digital asset sector further add complexity. Moreover, operational intricacies in managing digital assets and potential market volatility can lead to losses for each Underlying Fund.

IncomeSTKd 1x Bitcoin & 1x Treasury Premium ETF | Potentially No 1940 Act Protections [Member]
Prospectus [Line Items]
Risk [Text Block]

Potentially No 1940 Act Protections. It is expected that one or more Underlying Funds will not be registered as an investment company subject to the 1940 Act. In addition, Underlying Funds that invest directly in bitcoin are not subject to the 1940 Act. Accordingly, investors in such an Underlying Fund would not have the protections expressly provided by that statute, including: provisions preventing Underlying Fund insiders from managing an Underlying Fund to their benefit and to the detriment of shareholders; provisions preventing an Underlying Fund from issuing securities having inequitable or discriminatory provisions; provisions preventing management by irresponsible persons; provisions preventing the use of unsound or misleading methods of computing Underlying Fund earnings and asset value; provisions prohibiting suspension of redemptions (except under limited circumstances); provisions limiting fund leverage; provisions imposing a fiduciary duty on fund managers with respect to receipt of compensation for services; and provisions preventing changes in an Underlying Fund’s character without the consent of shareholders. Although the Fund invests in one or more Underlying Funds only indirectly, the Fund’s investments are expected to be subject to loss as a result of these risks.

IncomeSTKd 1x Bitcoin & 1x Treasury Premium ETF | Leveraged Underlying Funds [Member]
Prospectus [Line Items]
Risk [Text Block]

Leveraged Underlying Funds. Leveraged Underlying Funds expose the Fund to all of the risks that traditional Underlying Funds present. All Leveraged Underlying Funds rely to some degree, often extensively, on derivatives to seek to achieve their objectives and, thus, the Fund is indirectly exposed to derivatives risk through its investments in Leveraged Underlying Funds. Further, investments in Leveraged Underlying Funds are subject to the risk that the performance of such ETF will not correlate with the reference asset as intended. Leveraged Underlying Funds often “reset” daily, meaning that they are designed to achieve their stated objectives on a daily basis. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance (or inverse of the performance) of their reference asset during the same period of time. This effect can be magnified in volatile markets. Consequently, these investment vehicles may be extremely volatile and can potentially expose the Fund to complete loss of its investment.

IncomeSTKd 1x Bitcoin & 1x Treasury Premium ETF | Cayman Subsidiary Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cayman Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The futures contracts and other investments held by the Subsidiary are subject to the same economic risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns. In addition, the Subsidiary is also subject to many of the risks to which the Fund is subject, such as tax risks, commodity related risks, and market and data risks.

IncomeSTKd 1x Bitcoin & 1x Treasury Premium ETF | Commodity-Linked Derivatives Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Commodity-Linked Derivatives Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations, or other legally binding authority. As a RIC, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income under the Code. If, as a result of any adverse future legislation, U.S. Treasury regulations, and/or guidance issued by the Internal Revenue Service (the “IRS”), the income of the Fund from certain commodity-linked derivatives, including income from the Fund’s investments in the Subsidiary, were treated as non-qualifying income, the Fund may fail to qualify as RIC and/or be subject to federal income tax at the Fund level. The uncertainty surrounding the treatment of certain derivative instruments under the qualification tests for a RIC may limit the Fund’s use of such derivative instruments.

The Fund intends to limit its investment in the Subsidiary to no more than 25% of the value of its total assets in order to satisfy certain asset diversification requirements for taxation as a regulated investment company. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

IncomeSTKd 1x Bitcoin & 1x Treasury Premium ETF | Commodity Pool Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Commodity Pool Regulatory Risk. The Fund’s investment exposure to futures instruments will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the Commodities Exchange Act (“CEA”) and Commodity Futures Trading Commission (“CFTC”) rules. The Adviser is registered as a commodity pool operator (“CPO”) and the Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies. Registration as a CPO imposes additional compliance obligations on the Adviser and the Fund related to additional laws, regulations, and enforcement policies, which could increase compliance costs and may affect the operations and financial performance of the Fund. However, the Fund’s status as a commodity pool and the Adviser’s registration as a CPO are not expected to materially adversely affect the Fund’s ability to achieve its investment objective. The CFTC has not passed on the adequacy of this Prospectus.

IncomeSTKd 1x Bitcoin & 1x Treasury Premium ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to treat any income received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The IRS has issued numerous private letter rulings (“PLRs”) provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the IRS published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders and to meet the requirement that the Subsidiary have a value not in excess of 25% of the Fund’s value at the close of a quarter. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a regulated investment company and would be taken into account for purposes of the 4% excise tax.

If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Fund’s Board of Trustees may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies. In the event that the Fund fails to qualify as a RIC, the Fund will promptly notify shareholders of the implications of that failure.

IncomeSTKd 1x Bitcoin & 1x Treasury Premium ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: As part of the Fund’s principal investment strategy, the Fund may make investments in futures, swap contracts and options. These derivative instruments provide the economic effect of financial leverage by creating additional investment exposure to underlying assets, as well as the potential for greater loss. If the Fund uses leverage through purchasing derivative instruments, the Fund has the risk that losses may exceed the net assets of the Fund. The net asset value of the Fund while employing leverage will be more volatile and sensitive to market movements. The use of leverage involves financing costs which reduce Fund performance.

IncomeSTKd 1x Bitcoin & 1x Treasury Premium ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. Counterparty risk is the likelihood or probability that a party involved in a transaction might default on its contractual obligation. Where the Fund enters into derivative contracts that are exchange-traded, the Fund is subject to the counterparty risk associated with the Fund’s clearing broker or clearinghouse. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties.

IncomeSTKd 1x Bitcoin & 1x Treasury Premium ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries, except that the Fund will have economic exposure that is concentrated to the industries, if any, assigned to bitcoin. As a result, the Fund may be more susceptible to loss due to adverse occurrences that affect the price of such industries more than the market as a whole.

IncomeSTKd 1x Bitcoin & 1x Treasury Premium ETF | Reverse Repurchase Agreement Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Reverse Repurchase Agreement Risk. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.

IncomeSTKd 1x Bitcoin & 1x Treasury Premium ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks
IncomeSTKd 1x Bitcoin & 1x Treasury Premium ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as Authorized Participants or APs). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

IncomeSTKd 1x Bitcoin & 1x Treasury Premium ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Cash Redemption Risk. The Fund’s investment strategy is expected to require it to redeem its shares for cash or to otherwise include primarily cash as part of its redemption proceeds. As a result, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to incur brokerage costs and/or recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Brokerage costs could be imposed on the Fund, and thus decrease the Fund’s net asset value, to the extent that the costs are not offset by a transaction fee payable by an AP.

IncomeSTKd 1x Bitcoin & 1x Treasury Premium ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the bid-ask spread. The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

IncomeSTKd 1x Bitcoin & 1x Treasury Premium ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

IncomeSTKd 1x Bitcoin & 1x Treasury Premium ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Trading. Although Shares are listed for trading on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which can be significantly less liquid than Shares.

IncomeSTKd 1x Bitcoin & 1x Treasury Premium ETF | Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

IncomeSTKd 1x Bitcoin & 1x Treasury Premium ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses and reduce performance. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

IncomeSTKd 1x Bitcoin & 1x Treasury Premium ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser or a sub-adviser’s success or failure to implement investment strategies for the Fund.
IncomeSTKd 1x Bitcoin & 1x Treasury Premium ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

IncomeSTKd 1x Bitcoin & 1x Treasury Premium ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

IncomeSTKd 1x Bitcoin & 1x Treasury Premium ETF | Newer Sub-Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Newer Sub-Adviser Risk. Convexitas has limited experience with managing an ETF, which may limit Convexitas’ effectiveness in its role as investment sub-adviser. As a result, the Fund may not achieve its intended investment objective.

IncomeSTKd 1x Bitcoin & 1x Treasury Premium ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, Quantify and Convexitas seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

IncomeSTKd 1x Bitcoin & 1x Treasury Premium ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

IncomeSTKd 1x Bitcoin & 1x Treasury Premium ETF | U.S. Treasury Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Treasury Securities Risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. U.S. Treasury securities may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Changes to the financial condition or credit rating of the U.S. government may cause the value of the U.S. Treasury securities to decline. An increase in interest rates may also cause the value of the U.S. Treasury securities to decline.

IncomeSTKd 1x Bitcoin & 1x Treasury Premium ETF | Underlying U.S. Treasury Fund Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying U.S. Treasury Fund Risks: The Fund may obtain exposure to U.S. Treasury securities by investing in Underlying Funds that primarily hold such securities. Underlying Funds may not perfectly track their indexes because of fees and expenses, sampling, cash balances, transaction costs, and creation/redemption activity. Targeted maturity exposures (e.g., short-, intermediate-, or long-duration Treasuries) or specific segments (e.g., TIPS) can increase concentration and volatility relative to a broad Treasury allocation.

IncomeSTKd 1x Bitcoin & 1x Treasury Premium ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
IncomeSTKd 1x Bitcoin & 1x Treasury Premium ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

IncomeSTKd 1x US Stocks & 1x Treasury Premium ETF | Equity Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Market Risks. The Fund will not invest directly in equity securities but will gain exposure through derivatives and ETFs. These investments are subject to significant equity market risks. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks, such as those held by the Fund, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

IncomeSTKd 1x US Stocks & 1x Treasury Premium ETF | Derivatives Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risks. The Fund’s derivative investments carry risks such as an imperfect match between the derivative’s performance and its underlying assets or index, and the potential for loss of principal, which can exceed the initial investment. Additionally, there are risks related to the possible default of the transaction’s counterparty and the illiquidity of derivatives, making them hard to sell or trade. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

IncomeSTKd 1x US Stocks & 1x Treasury Premium ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to an underlying security or asset, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If an underlying security or asset has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the underlying security or asset later reverses all or a portion of its movement.

IncomeSTKd 1x US Stocks & 1x Treasury Premium ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the underlying security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of an underlying security moves against its positions, potentially resulting in a complete loss of the premium paid.

IncomeSTKd 1x US Stocks & 1x Treasury Premium ETF | Futures Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Futures Contracts. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract.

IncomeSTKd 1x US Stocks & 1x Treasury Premium ETF | Underlying Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Fund Risk. The Fund’s investment strategy, involving indirect exposure to its target asset classes through one or more ETFs (“Underlying Funds”), is subject to the risks associated with such asset classes. Shareholders in the Fund bear both their proportionate share of expenses in the Fund and, indirectly, the expenses of the Underlying Funds.

IncomeSTKd 1x US Stocks & 1x Treasury Premium ETF | Underlying U.S. Large-Cap Equity Fund Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying U.S. Large-Cap Equity Fund Risks. The Fund may obtain exposure to large-capitalization U.S. equity securities by investing in Underlying Funds. Investments in large-cap issuers are subject to equity market risk and may underperform the broader equity market or smaller-capitalization issuers during certain market cycles. If an Underlying Fund is index-based, the Fund is subject to the risk of tracking error and to the methodology and reconstitution policies of the index; if actively managed, the Fund is subject to management risk that the Underlying Fund’s strategies may not achieve their objectives. Concentrated exposures (e.g., to particular sectors or issuers due to index weighting) can increase volatility. Shares of Underlying Funds may trade at a premium or discount to net asset value and may be subject to trading halts or liquidity constraints. To the extent an Underlying Fund uses derivatives or securities lending, the Fund is indirectly exposed to related risks, including counterparty, leverage, and liquidity risks.

IncomeSTKd 1x US Stocks & 1x Treasury Premium ETF | Leveraged Underlying Funds [Member]
Prospectus [Line Items]
Risk [Text Block]

Leveraged Underlying Funds. Leveraged Underlying Funds expose the Fund to all of the risks that traditional Underlying Funds present. All Leveraged Underlying Funds rely to some degree, often extensively, on derivatives to seek to achieve their objectives and, thus, the Fund is indirectly exposed to derivatives risk through its investments in Leveraged Underlying Funds. Further, investments in Leveraged Underlying Funds are subject to the risk that the performance of such ETF will not correlate with the reference asset as intended. Leveraged Underlying Funds often “reset” daily, meaning that they are designed to achieve their stated objectives on a daily basis. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance (or inverse of the performance) of their reference asset during the same period of time. This effect can be magnified in volatile markets. Consequently, these investment vehicles may be extremely volatile and can potentially expose the Fund to complete loss of its investment.

IncomeSTKd 1x US Stocks & 1x Treasury Premium ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of swap contracts and options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of swap contracts and options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

IncomeSTKd 1x US Stocks & 1x Treasury Premium ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: As part of the Fund’s principal investment strategy, the Fund may make investments in futures, swap contracts and options. These derivative instruments provide the economic effect of financial leverage by creating additional investment exposure to underlying assets, as well as the potential for greater loss. If the Fund uses leverage through purchasing derivative instruments, the Fund has the risk that losses may exceed the net assets of the Fund. The net asset value of the Fund while employing leverage will be more volatile and sensitive to market movements. The use of leverage involves financing costs which reduce Fund performance.

IncomeSTKd 1x US Stocks & 1x Treasury Premium ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. Counterparty risk is the likelihood or probability that a party involved in a transaction might default on its contractual obligation. Where the Fund enters into derivative contracts that are exchange-traded, the Fund is subject to the counterparty risk associated with the Fund’s clearing broker or clearinghouse. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties.

IncomeSTKd 1x US Stocks & 1x Treasury Premium ETF | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Capitalization Risk
IncomeSTKd 1x US Stocks & 1x Treasury Premium ETF | Large-Capitalization Investing [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

IncomeSTKd 1x US Stocks & 1x Treasury Premium ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks
IncomeSTKd 1x US Stocks & 1x Treasury Premium ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as Authorized Participants or APs). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

IncomeSTKd 1x US Stocks & 1x Treasury Premium ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Cash Redemption Risk. The Fund’s investment strategy is expected to require it to redeem its shares for cash or to otherwise include primarily cash as part of its redemption proceeds. As a result, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to incur brokerage costs and/or recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Brokerage costs could be imposed on the Fund, and thus decrease the Fund’s net asset value, to the extent that the costs are not offset by a transaction fee payable by an AP.

IncomeSTKd 1x US Stocks & 1x Treasury Premium ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the bid-ask spread. The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

IncomeSTKd 1x US Stocks & 1x Treasury Premium ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

IncomeSTKd 1x US Stocks & 1x Treasury Premium ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Trading. Although Shares are listed for trading on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which can be significantly less liquid than Shares.

IncomeSTKd 1x US Stocks & 1x Treasury Premium ETF | Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

IncomeSTKd 1x US Stocks & 1x Treasury Premium ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses and reduce performance. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

IncomeSTKd 1x US Stocks & 1x Treasury Premium ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser or a sub-adviser’s success or failure to implement investment strategies for the Fund.
IncomeSTKd 1x US Stocks & 1x Treasury Premium ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

IncomeSTKd 1x US Stocks & 1x Treasury Premium ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

IncomeSTKd 1x US Stocks & 1x Treasury Premium ETF | Newer Sub-Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Newer Sub-Adviser Risk. Convexitas has limited experience with managing an ETF, which may limit Convexitas’ effectiveness in its role as investment sub-adviser. As a result, the Fund may not achieve its intended investment objective.

IncomeSTKd 1x US Stocks & 1x Treasury Premium ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, Quantify and Convexitas seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

IncomeSTKd 1x US Stocks & 1x Treasury Premium ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

IncomeSTKd 1x US Stocks & 1x Treasury Premium ETF | U.S. Treasury Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Treasury Securities Risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. U.S. Treasury securities may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Changes to the financial condition or credit rating of the U.S. government may cause the value of the U.S. Treasury securities to decline. An increase in interest rates may also cause the value of the U.S. Treasury securities to decline.

IncomeSTKd 1x US Stocks & 1x Treasury Premium ETF | Underlying U.S. Treasury Fund Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying U.S. Treasury Fund Risks: The Fund may obtain exposure to U.S. Treasury securities by investing in Underlying Funds that primarily hold such securities. Underlying Funds may not perfectly track their indexes because of fees and expenses, sampling, cash balances, transaction costs, and creation/redemption activity. Targeted maturity exposures (e.g., short-, intermediate-, or long-duration Treasuries) or specific segments (e.g., TIPS) can increase concentration and volatility relative to a broad Treasury allocation.

IncomeSTKd 1x US Stocks & 1x Treasury Premium ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
IncomeSTKd 1x US Stocks & 1x Treasury Premium ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

IncomeQ Bitcoin & Bitcoin Treasury mNAV Harvester ETF | Equity Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Market Risks. Investments in Bitcoin Treasury Companies are subject to the risks of the broader equity markets. Share prices of these companies may be more volatile than the overall equity market because of their treasury strategies, management decisions, or investor sentiment about their bitcoin holdings.

IncomeQ Bitcoin & Bitcoin Treasury mNAV Harvester ETF | Bitcoin Investment Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Bitcoin Investment Risks. The Fund’s indirect investment in bitcoin, through futures contracts, ETFs, ETPs and Bitcoin Treasury Companies, exposes it to the unique risks of this emerging innovation. Bitcoin’s price is highly volatile, and its market is influenced by the changing bitcoin network, fluctuating acceptance levels, and unpredictable usage trends. Not being a legal tender and operating outside central authority systems like banks, bitcoin faces potential government restrictions. For instance, some countries may limit or ban bitcoin transactions, negatively impacting its market value.

The risks associated with bitcoin include the possibility of fraud, theft, market manipulation, and security breaches in trading platforms. A small group of large bitcoin holders, known as “whales,” can significantly influence bitcoin’s price and may have the ability to manipulate the price. The largely unregulated nature of bitcoin and its trading venues heightens risks of fraudulent activities and market manipulation, which could affect bitcoin’s price. For example, if a group of miners gains control over a majority of the bitcoin network, they could manipulate transactions to their advantage. Historical instances have seen bitcoin trading venues shut down due to fraud or security breaches, often leaving investors without recourse and facing significant losses.

Updates to bitcoin’s software, proposed by developers, can lead to the creation of new digital assets, or “forks,” if not broadly adopted. This can impact bitcoin’s demand and the Fund’s performance. The extreme volatility of bitcoin’s market price can result in shareholder losses. Furthermore, the operation of bitcoin trading platforms may be disrupted or cease altogether due to various issues, further affecting bitcoin’s price and the Fund’s investments.

The value of bitcoin has historically been subject to significant speculation, making trading and investing in bitcoin reliant on market sentiment rather than traditional fundamental analysis.

Bitcoin’s price can be influenced by events unrelated to its security or utility, including instability in other speculative areas of the crypto/blockchain space, potentially leading to substantial declines in its value.

Risks associated with crypto asset trading platforms include fragmentation, regulatory non-compliance, and the possibility of enforcement actions by regulatory authorities, which could impact the valuation of bitcoin-linked derivatives held by the Fund.

The security of the Bitcoin Blockchain may be compromised if a single miner or group controls more than 50% of the network’s hashing power, where hashing power refers to the computational capacity used to validate and secure transactions on the blockchain.

Proposed changes to the bitcoin protocol may not be universally adopted, leading to the creation of competing blockchains (forks) with different assets and participants, exemplified by past forks like Bitcoin Cash and Bitcoin SV.

The Bitcoin Blockchain protocol may contain vulnerabilities that attackers could exploit to disrupt its operation, potentially compromising the security and reliability of the network.

Emerging alternative public blockchains, particularly those emphasizing privacy through technologies like zero-knowledge cryptography, pose risks and challenges to the dominance of the Bitcoin Blockchain as a payment system.

Common impediments to adopting the Bitcoin Blockchain as a payment network include slow transaction processing, variability in transaction fees, and the volatility of bitcoin’s price, which may deter widespread adoption by businesses and consumers.

The development and use of “Layer II solutions” are critical for the scalability and functionality of the Bitcoin Blockchain, but they also introduce risks such as off-chain transaction execution, which could affect transparency and security. Layer II solutions are off-chain protocols that improve scalability and reduce transaction costs by processing transactions outside the main blockchain network.

Adoption and use of other blockchains supporting advanced applications like smart contracts present challenges to the dominance of the Bitcoin Blockchain, potentially impacting its long-term relevance and utility in the evolving landscape of blockchain technology.

IncomeQ Bitcoin & Bitcoin Treasury mNAV Harvester ETF | Digital Assets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Digital Assets Risk: Digital assets like bitcoin, designed as mediums of exchange, are still an emerging asset class and are not presently widely used as such. They operate independently of any central authority or government backing and are subject to regulatory changes and extreme price volatility. The trading platforms for digital assets are relatively new, largely unregulated or possibly operating out of compliance with regulations, and thus more vulnerable to fraud and failures compared to traditional, regulated exchanges. Shutdowns of these platforms due to fraud, technical glitches, or security issues can significantly affect digital asset prices and market volatility.

IncomeQ Bitcoin & Bitcoin Treasury mNAV Harvester ETF | Digital Asset Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Digital Asset Markets Risk: The digital asset market, particularly bitcoin, has experienced considerable volatility, leading to market disruptions and erosion of confidence among market participants. This instability and the resultant negative publicity could adversely affect the Fund’s reputation and trading prices. Ongoing market turbulence could significantly impact the value of the Fund’s share.

IncomeQ Bitcoin & Bitcoin Treasury mNAV Harvester ETF | Blockchain Technology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Blockchain Technology Risk: Blockchain technology, which underpins bitcoin and other digital assets, is relatively new, and many of its applications are untested. The adoption of blockchain and the development of competing platforms or technologies could affect its usage. Investments in companies or vehicles that utilize blockchain technology are subject to market volatility and may experience lower trading volumes compared to more established industries. Additionally, regulatory changes, internet disruptions, cybersecurity incidents, and intellectual property disputes could further affect the adoption and functionality of blockchain technology.

IncomeQ Bitcoin & Bitcoin Treasury mNAV Harvester ETF | Derivatives Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risks. The Fund’s derivative investments carry risks such as an imperfect match between the derivative’s performance and its underlying assets or index, and the potential for loss of principal, which can exceed the initial investment. Additionally, there are risks related to the possible default of the transaction’s counterparty and the illiquidity of derivatives, making them hard to sell or trade. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

IncomeQ Bitcoin & Bitcoin Treasury mNAV Harvester ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to an underlying security or asset, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If an underlying security or asset has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the underlying security or asset later reverses all or a portion of its movement.

IncomeQ Bitcoin & Bitcoin Treasury mNAV Harvester ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the underlying security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of an underlying security moves against its positions, potentially resulting in a complete loss of the premium paid.

IncomeQ Bitcoin & Bitcoin Treasury mNAV Harvester ETF | Futures Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Futures Contracts. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract.

IncomeQ Bitcoin & Bitcoin Treasury mNAV Harvester ETF | Underlying Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Fund Risk. The Fund’s investment strategy, involving indirect exposure to its target asset classes through one or more ETFs and/or ETPs (“Underlying Funds”), is subject to the risks associated with such asset classes. Shareholders in the Fund bear both their proportionate share of expenses in the Fund and, indirectly, the expenses of the Underlying Funds.

IncomeQ Bitcoin & Bitcoin Treasury mNAV Harvester ETF | Underlying Bitcoin Fund Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Bitcoin Fund Risks: Investing in an Underlying Fund that focuses on bitcoin, either through direct holdings or indirectly via derivatives like futures contracts and swaps, carries significant risks. These risks include high market volatility, which can be influenced by technological advancements, regulatory changes, and broader economic factors. When trading derivatives, liquidity risks and counterparty risks are substantial. Managing futures contracts can be complex and may affect the performance of an Underlying Fund. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Additionally, each Underlying Fund, and consequently the Fund, is dependent on blockchain technology, which brings technological and cybersecurity risks, along with custodial challenges for securely storing digital assets. The constantly evolving regulatory and legal landscape presents continuous compliance and valuation difficulties. Risks related to market concentration and network issues in the digital asset sector further add complexity. Moreover, operational intricacies in managing digital assets and potential market volatility can lead to losses for each Underlying Fund.

IncomeQ Bitcoin & Bitcoin Treasury mNAV Harvester ETF | Potentially No 1940 Act Protections [Member]
Prospectus [Line Items]
Risk [Text Block]

Potentially No 1940 Act Protections. It is expected that one or more Underlying Funds will not be registered as an investment company subject to the 1940 Act. In addition, Underlying Funds that invest directly in bitcoin are not subject to the 1940 Act. Accordingly, investors in such an Underlying Fund would not have the protections expressly provided by that statute, including: provisions preventing Underlying Fund insiders from managing an Underlying Fund to their benefit and to the detriment of shareholders; provisions preventing an Underlying Fund from issuing securities having inequitable or discriminatory provisions; provisions preventing management by irresponsible persons; provisions preventing the use of unsound or misleading methods of computing Underlying Fund earnings and asset value; provisions prohibiting suspension of redemptions (except under limited circumstances); provisions limiting fund leverage; provisions imposing a fiduciary duty on fund managers with respect to receipt of compensation for services; and provisions preventing changes in an Underlying Fund’s character without the consent of shareholders. Although the Fund invests in one or more Underlying Funds only indirectly, the Fund’s investments are expected to be subject to loss as a result of these risks.

IncomeQ Bitcoin & Bitcoin Treasury mNAV Harvester ETF | Leveraged Underlying Funds [Member]
Prospectus [Line Items]
Risk [Text Block]

Leveraged Underlying Funds. Leveraged Underlying Funds expose the Fund to all of the risks that traditional Underlying Funds present. All Leveraged Underlying Funds rely to some degree, often extensively, on derivatives to seek to achieve their objectives and, thus, the Fund is indirectly exposed to derivatives risk through its investments in Leveraged Underlying Funds. Further, investments in Leveraged Underlying Funds are subject to the risk that the performance of such ETF will not correlate with the reference asset as intended. Leveraged Underlying Funds often “reset” daily, meaning that they are designed to achieve their stated objectives on a daily basis. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance (or inverse of the performance) of their reference asset during the same period of time. This effect can be magnified in volatile markets. Consequently, these investment vehicles may be extremely volatile and can potentially expose the Fund to complete loss of its investment.

IncomeQ Bitcoin & Bitcoin Treasury mNAV Harvester ETF | Cayman Subsidiary Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cayman Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The futures contracts and other investments held by the Subsidiary are subject to the same economic risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns. In addition, the Subsidiary is also subject to many of the risks to which the Fund is subject, such as tax risks, commodity related risks, and market and data risks.

IncomeQ Bitcoin & Bitcoin Treasury mNAV Harvester ETF | Commodity-Linked Derivatives Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Commodity-Linked Derivatives Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations, or other legally binding authority. As a RIC, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income under the Code. If, as a result of any adverse future legislation, U.S. Treasury regulations, and/or guidance issued by the Internal Revenue Service (the “IRS”), the income of the Fund from certain commodity-linked derivatives, including income from the Fund’s investments in the Subsidiary, were treated as non-qualifying income, the Fund may fail to qualify as RIC and/or be subject to federal income tax at the Fund level. The uncertainty surrounding the treatment of certain derivative instruments under the qualification tests for a RIC may limit the Fund’s use of such derivative instruments.

The Fund intends to limit its investment in the Subsidiary to no more than 25% of the value of its total assets in order to satisfy certain asset diversification requirements for taxation as a regulated investment company. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

IncomeQ Bitcoin & Bitcoin Treasury mNAV Harvester ETF | Commodity Pool Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Commodity Pool Regulatory Risk. The Fund’s investment exposure to futures instruments will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the Commodities Exchange Act (“CEA”) and Commodity Futures Trading Commission (“CFTC”) rules. The Adviser is registered as a commodity pool operator (“CPO”) and the Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies. Registration as a CPO imposes additional compliance obligations on the Adviser and the Fund related to additional laws, regulations, and enforcement policies, which could increase compliance costs and may affect the operations and financial performance of the Fund. However, the Fund’s status as a commodity pool and the Adviser’s registration as a CPO are not expected to materially adversely affect the Fund’s ability to achieve its investment objective. The CFTC has not passed on the adequacy of this Prospectus.

IncomeQ Bitcoin & Bitcoin Treasury mNAV Harvester ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to treat any income received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The IRS has issued numerous private letter rulings (“PLRs”) provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the IRS published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders and to meet the requirement that the Subsidiary have a value not in excess of 25% of the Fund’s value at the close of a quarter. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a regulated investment company and would be taken into account for purposes of the 4% excise tax.

If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Fund’s Board of Trustees may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies. In the event that the Fund fails to qualify as a RIC, the Fund will promptly notify shareholders of the implications of that failure.

IncomeQ Bitcoin & Bitcoin Treasury mNAV Harvester ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: As part of the Fund’s principal investment strategy, the Fund will make investments in futures, swap contracts and options. These derivative instruments provide the economic effect of financial leverage by creating additional investment exposure to the underlying assets, as well as the potential for greater loss. If the Fund uses leverage through purchasing derivative instruments, the Fund has the risk that losses may exceed the net assets of the Fund. The net asset value of the Fund while employing leverage will be more volatile and sensitive to market movements. The use of leverage involves financing costs which reduce Fund performance.

IncomeQ Bitcoin & Bitcoin Treasury mNAV Harvester ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. Counterparty risk is the likelihood or probability that a party involved in a transaction might default on its contractual obligation. Where the Fund enters into derivative contracts that are exchange-traded, the Fund is subject to the counterparty risk associated with the Fund’s clearing broker or clearinghouse. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties.

IncomeQ Bitcoin & Bitcoin Treasury mNAV Harvester ETF | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Capitalization Risk
IncomeQ Bitcoin & Bitcoin Treasury mNAV Harvester ETF | Large-Capitalization Investing [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes

IncomeQ Bitcoin & Bitcoin Treasury mNAV Harvester ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries, except that the Fund will have economic exposure that is concentrated to the industries, if any, assigned to bitcoin. As a result, the Fund may be more susceptible to loss due to adverse occurrences that affect the price of such industries more than the market as a whole.

IncomeQ Bitcoin & Bitcoin Treasury mNAV Harvester ETF | Reverse Repurchase Agreement Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Reverse Repurchase Agreement Risk. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.

IncomeQ Bitcoin & Bitcoin Treasury mNAV Harvester ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks
IncomeQ Bitcoin & Bitcoin Treasury mNAV Harvester ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as Authorized Participants or APs). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

IncomeQ Bitcoin & Bitcoin Treasury mNAV Harvester ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Cash Redemption Risk. The Fund’s investment strategy is expected to require it to redeem its shares for cash or to otherwise include primarily cash as part of its redemption proceeds. As a result, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to incur brokerage costs and/or recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Brokerage costs could be imposed on the Fund, and thus decrease the Fund’s net asset value, to the extent that the costs are not offset by a transaction fee payable by an AP.

IncomeQ Bitcoin & Bitcoin Treasury mNAV Harvester ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the bid-ask spread. The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

IncomeQ Bitcoin & Bitcoin Treasury mNAV Harvester ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

IncomeQ Bitcoin & Bitcoin Treasury mNAV Harvester ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Trading. Although Shares are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which can be significantly less liquid than Shares.

IncomeQ Bitcoin & Bitcoin Treasury mNAV Harvester ETF | Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

IncomeQ Bitcoin & Bitcoin Treasury mNAV Harvester ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses and reduce performance. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

IncomeQ Bitcoin & Bitcoin Treasury mNAV Harvester ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser or a sub-adviser’s success or failure to implement investment strategies for the Fund.
IncomeQ Bitcoin & Bitcoin Treasury mNAV Harvester ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

IncomeQ Bitcoin & Bitcoin Treasury mNAV Harvester ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

IncomeQ Bitcoin & Bitcoin Treasury mNAV Harvester ETF | Newer Sub-Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Newer Sub-Adviser Risk. Convexitas has limited experience with managing an ETF, which may limit Convexitas’ effectiveness in its role as investment sub-adviser. As a result, the Fund may not achieve its intended investment objective.

IncomeQ Bitcoin & Bitcoin Treasury mNAV Harvester ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, Quantify and Convexitas seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

IncomeQ Bitcoin & Bitcoin Treasury mNAV Harvester ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

IncomeQ Bitcoin & Bitcoin Treasury mNAV Harvester ETF | Bitcoin Treasury Companies Long Investment Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Bitcoin Treasury Companies Long Investment Risks. The Fund invests in options contracts providing long exposure to the share prices of Bitcoin Treasury Companies. As a result, the Fund is exposed to the risk that the value of these companies’ shares may decline. If the share price of one or more Bitcoin Treasury Companies falls, the Fund is likely to lose value and may suffer significant losses. Accordingly, through its exposure to Bitcoin Treasury Companies, the Fund may also be subject to the following risks:

IncomeQ Bitcoin & Bitcoin Treasury mNAV Harvester ETF | Concentration in Treasury Reserve Assets [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Concentration in Treasury Reserve Assets. Bitcoin Treasury Companies are firms that have adopted bitcoin as a significant component of their balance sheet or treasury reserve strategy. The value of such companies is highly sensitive to fluctuations in the price of the bitcoin they hold. A decline in the value of these assets may adversely affect the financial condition, operating performance, and stock price of such companies, and consequently the value of the Fund’s investments.

IncomeQ Bitcoin & Bitcoin Treasury mNAV Harvester ETF | Indirect Bitcoin Exposure [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Indirect Bitcoin Exposure. The fund is indirectly exposed to bitcoin through its investments in Bitcoin Treasury Companies. The market value of these companies may closely track the market value of bitcoin, which is volatile.

IncomeQ Bitcoin & Bitcoin Treasury mNAV Harvester ETF | Regulatory and Legal Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Regulatory and Legal Risks. Regulatory frameworks governing bitcoin and companies that hold bitcoin continues to evolve. Changes in applicable laws, regulations, tax treatment, or government policies could adversely affect the operations of Bitcoin Treasury Companies and the value of their securities.

IncomeQ Bitcoin & Bitcoin Treasury mNAV Harvester ETF | Operational and Unrelated Business Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Operational and Unrelated Business Risks. Bitcoin Treasury Companies may be operating businesses whose core activities are unrelated to their bitcoin holdings. Their financial performance and stock price may therefore reflect both operational risks (such as competition, business strategy, or management execution) and risks associated with the valuation and accounting treatment of their bitcoin reserves.

IncomeQ Bitcoin & Bitcoin Treasury mNAV Harvester ETF | Liquidity Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Liquidity Risks. The securities of Bitcoin Treasury Companies, particularly smaller issuers, may be less liquid than securities of companies without such treasury reserve strategies. As a result, the Fund may experience greater difficulty purchasing or selling these securities at desired prices and times.

IncomeQ Bitcoin & Bitcoin Treasury mNAV Harvester ETF | Bitcoin Treasury Companies Short Investment Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Bitcoin Treasury Companies Short Investment Risks. The Fund invests in options contracts providing short exposure to the share prices of Bitcoin Treasury Companies. As a result, the Fund is exposed to the risk that the value of these companies’ shares may increase. If the share price of one or more Bitcoin Treasury Companies increases, the Fund is likely to lose value and may suffer significant losses. Accordingly, through its exposure to Bitcoin Treasury Companies, the Fund may also be subject to the following risks:

IncomeQ Bitcoin & Bitcoin Treasury mNAV Harvester ETF | Bitcoin Exuberance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Bitcoin Exuberance Risk. The Fund’s determination to take short positions in Bitcoin Treasury Companies is based on the premise that certain of these companies are overvalued. However, investor exuberance for bitcoin and Bitcoin Treasury companies could lead to these companies continuing to increase value, regardless of their mNAV rating, leading to significant losses for the Fund.

IncomeQ Bitcoin & Bitcoin Treasury mNAV Harvester ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Indirect Investment Risk. The Bitcoin Treasury Companies to which the Fund has short exposure are not affiliated with the Trust, the Fund, the Adviser, Quantify, Convexitas or their respective affiliates and are not involved with this offering in any way and have no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence the management of these companies, but will be exposed to the performance of these companies. Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to these Bitcoin Treasury Companies, but will be adversely impacted by increases in the share prices of these Bitcoin Treasury Companies.

IncomeQ Bitcoin & Bitcoin Treasury mNAV Harvester ETF | Good Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Good Performance Risk. The Bitcoin Treasury Companies to which the Fund has short exposure may meet or exceed their publicly announced expectations or guidelines regarding their businesses, which could potentially lead to a rise in the share prices of these companies. Should these companies see an increase in their value, the Fund may suffer significant losses.

IncomeQ Bitcoin & Bitcoin Treasury mNAV Harvester ETF | Industry Recognition and Analyst Coverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Industry Recognition and Analyst Coverage Risk. Positive recognition from industry analysts, awards for product excellence, or inclusion in prestigious industry reports can enhance the reputation and credibility among investors of these Bitcoin Treasury Companies. Favorable analyst ratings, upgrades, or bullish forecasts for the company’s future performance can drive investor enthusiasm and contribute to a rise in a Bitcoin Treasury Company’s stock price.

IncomeQ Bitcoin & Bitcoin Treasury mNAV Harvester ETF | Short Sale Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Sale Risk. In connection with a short sale of a security or other instrument, the Fund is subject to the risk that instead of declining, the price of the security or other instrument sold short will rise. If the price of the security or other instrument sold short increases between the date of the short sale and the date on which the Fund replaces the security or other instrument borrowed to make the short sale, the Fund will experience a loss, which is theoretically unlimited since there is a theoretically unlimited potential for the market price of a security or other instrument sold short to increase.

IncomeQ Bitcoin & Bitcoin Treasury mNAV Harvester ETF | Focused Portfolio Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Focused Portfolio Risk. The Fund may have exposure to a limited number of Bitcoin Treasury Companies. Investing in a limited number of companies carries more risk than might be the case if the portfolio were more diversified because changes in the value of a single company may have a more significant effect, either negative or positive on the Fund’s value.

IncomeQ Bitcoin & Bitcoin Treasury mNAV Harvester ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

IncomeQ Bitcoin & Bitcoin Treasury mNAV Harvester ETF | Mid-Capitalization Investing [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

IncomeQ Bitcoin & Bitcoin Treasury mNAV Harvester ETF | Small-Capitalization Investing [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. Some small capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to mid- and large-capitalization companies. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

IncomeQ Bitcoin & Bitcoin Treasury mNAV Harvester ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
IncomeQ Bitcoin & Bitcoin Treasury mNAV Harvester ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

IncomeQ Crypto & Crypto Treasury mNAV Harvester ETF | Equity Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Market Risks. Investments in Crypto Treasury Companies are subject to the risks of the broader equity markets. Share prices of these companies may be more volatile than the overall equity market because of their treasury strategies, management decisions, or investor sentiment about their crypto asset holdings.

IncomeQ Crypto & Crypto Treasury mNAV Harvester ETF | Bitcoin Investment Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Bitcoin Investment Risks. The Fund’s indirect investment in bitcoin, through futures contracts, ETFs, ETPs and Bitcoin Treasury Companies, exposes it to the unique risks of this emerging innovation. Bitcoin’s price is highly volatile, and its market is influenced by the changing bitcoin network, fluctuating acceptance levels, and unpredictable usage trends. Not being a legal tender and operating outside central authority systems like banks, bitcoin faces potential government restrictions. For instance, some countries may limit or ban bitcoin transactions, negatively impacting its market value.

The risks associated with bitcoin include the possibility of fraud, theft, market manipulation, and security breaches in trading platforms. A small group of large bitcoin holders, known as “whales,” can significantly influence bitcoin’s price and may have the ability to manipulate the price. The largely unregulated nature of bitcoin and its trading venues heightens risks of fraudulent activities and market manipulation, which could affect bitcoin’s price. For example, if a group of miners gains control over a majority of the bitcoin network, they could manipulate transactions to their advantage. Historical instances have seen bitcoin trading venues shut down due to fraud or security breaches, often leaving investors without recourse and facing significant losses.

Updates to bitcoin’s software, proposed by developers, can lead to the creation of new digital assets, or “forks,” if not broadly adopted. This can impact bitcoin’s demand and the Fund’s performance. The extreme volatility of bitcoin’s market price can result in shareholder losses. Furthermore, the operation of bitcoin trading platforms may be disrupted or cease altogether due to various issues, further affecting bitcoin’s price and the Fund’s investments.

The value of bitcoin has historically been subject to significant speculation, making trading and investing in bitcoin reliant on market sentiment rather than traditional fundamental analysis.

Bitcoin’s price can be influenced by events unrelated to its security or utility, including instability in other speculative areas of the crypto/blockchain space, potentially leading to substantial declines in its value.

Risks associated with crypto asset trading platforms include fragmentation, regulatory non-compliance, and the possibility of enforcement actions by regulatory authorities, which could impact the valuation of bitcoin-linked derivatives held by the Fund.

The security of the Bitcoin Blockchain may be compromised if a single miner or group controls more than 50% of the network’s hashing power, where hashing power refers to the computational capacity used to validate and secure transactions on the blockchain.

Proposed changes to the bitcoin protocol may not be universally adopted, leading to the creation of competing blockchains (forks) with different assets and participants, exemplified by past forks like Bitcoin Cash and Bitcoin SV.

The Bitcoin Blockchain protocol may contain vulnerabilities that attackers could exploit to disrupt its operation, potentially compromising the security and reliability of the network.

Emerging alternative public blockchains, particularly those emphasizing privacy through technologies like zero-knowledge cryptography, pose risks and challenges to the dominance of the Bitcoin Blockchain as a payment system.

Common impediments to adopting the Bitcoin Blockchain as a payment network include slow transaction processing, variability in transaction fees, and the volatility of bitcoin’s price, which may deter widespread adoption by businesses and consumers.

The development and use of “Layer II solutions” are critical for the scalability and functionality of the Bitcoin Blockchain, but they also introduce risks such as off-chain transaction execution, which could affect transparency and security. Layer II solutions are off-chain protocols that improve scalability and reduce transaction costs by processing transactions outside the main blockchain network.

Adoption and use of other blockchains supporting advanced applications like smart contracts present challenges to the dominance of the Bitcoin Blockchain, potentially impacting its long-term relevance and utility in the evolving landscape of blockchain technology.

IncomeQ Crypto & Crypto Treasury mNAV Harvester ETF | Digital Assets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Digital Assets Risk: Digital assets like bitcoin, designed as mediums of exchange, are still an emerging asset class and are not presently widely used as such. They operate independently of any central authority or government backing and are subject to regulatory changes and extreme price volatility. The trading platforms for digital assets are relatively new, largely unregulated or possibly operating out of compliance with regulations, and thus more vulnerable to fraud and failures compared to traditional, regulated exchanges. Shutdowns of these platforms due to fraud, technical glitches, or security issues can significantly affect digital asset prices and market volatility.

IncomeQ Crypto & Crypto Treasury mNAV Harvester ETF | Digital Asset Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Digital Asset Markets Risk: The digital asset market, particularly bitcoin, has experienced considerable volatility, leading to market disruptions and erosion of confidence among market participants. This instability and the resultant negative publicity could adversely affect the Fund’s reputation and trading prices. Ongoing market turbulence could significantly impact the value of the Fund’s share.

IncomeQ Crypto & Crypto Treasury mNAV Harvester ETF | Blockchain Technology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Blockchain Technology Risk: Blockchain technology, which underpins bitcoin and other digital assets, is relatively new, and many of its applications are untested. The adoption of blockchain and the development of competing platforms or technologies could affect its usage. Investments in companies or vehicles that utilize blockchain technology are subject to market volatility and may experience lower trading volumes compared to more established industries. Additionally, regulatory changes, internet disruptions, cybersecurity incidents, and intellectual property disputes could further affect the adoption and functionality of blockchain technology.

IncomeQ Crypto & Crypto Treasury mNAV Harvester ETF | Derivatives Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risks. The Fund’s derivative investments carry risks such as an imperfect match between the derivative’s performance and its underlying assets or index, and the potential for loss of principal, which can exceed the initial investment. Additionally, there are risks related to the possible default of the transaction’s counterparty and the illiquidity of derivatives, making them hard to sell or trade. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

IncomeQ Crypto & Crypto Treasury mNAV Harvester ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to an underlying security or asset, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If an underlying security or asset has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the underlying security or asset later reverses all or a portion of its movement.

IncomeQ Crypto & Crypto Treasury mNAV Harvester ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the underlying security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of an underlying security moves against its positions, potentially resulting in a complete loss of the premium paid.

IncomeQ Crypto & Crypto Treasury mNAV Harvester ETF | Futures Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Futures Contracts. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract.

IncomeQ Crypto & Crypto Treasury mNAV Harvester ETF | Underlying Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Fund Risk. The Fund’s investment strategy, involving indirect exposure to its target asset classes through one or more ETFs and/or ETPs (“Underlying Funds”), is subject to the risks associated with such asset classes. Shareholders in the Fund bear both their proportionate share of expenses in the Fund and, indirectly, the expenses of the Underlying Funds.

IncomeQ Crypto & Crypto Treasury mNAV Harvester ETF | Potentially No 1940 Act Protections [Member]
Prospectus [Line Items]
Risk [Text Block]

Potentially No 1940 Act Protections. It is expected that one or more Underlying Funds will not be registered as an investment company subject to the 1940 Act. In addition, Underlying Funds that invest directly in crypto assets are not subject to the 1940 Act. Accordingly, investors in such an Underlying Fund would not have the protections expressly provided by that statute, including: provisions preventing Underlying Fund insiders from managing an Underlying Fund to their benefit and to the detriment of shareholders; provisions preventing an Underlying Fund from issuing securities having inequitable or discriminatory provisions; provisions preventing management by irresponsible persons; provisions preventing the use of unsound or misleading methods of computing Underlying Fund earnings and asset value; provisions prohibiting suspension of redemptions (except under limited circumstances); provisions limiting fund leverage; provisions imposing a fiduciary duty on fund managers with respect to receipt of compensation for services; and provisions preventing changes in an Underlying Fund’s character without the consent of shareholders. Although the Fund invests in one or more Underlying Funds only indirectly, the Fund’s investments are expected to be subject to loss as a result of these risks.

IncomeQ Crypto & Crypto Treasury mNAV Harvester ETF | Leveraged Underlying Funds [Member]
Prospectus [Line Items]
Risk [Text Block]

Leveraged Underlying Funds. Leveraged Underlying Funds expose the Fund to all of the risks that traditional Underlying Funds present. All Leveraged Underlying Funds rely to some degree, often extensively, on derivatives to seek to achieve their objectives and, thus, the Fund is indirectly exposed to derivatives risk through its investments in Leveraged Underlying Funds. Further, investments in Leveraged Underlying Funds are subject to the risk that the performance of such ETF will not correlate with the reference asset as intended. Leveraged Underlying Funds often “reset” daily, meaning that they are designed to achieve their stated objectives on a daily basis. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance (or inverse of the performance) of their reference asset during the same period of time. This effect can be magnified in volatile markets. Consequently, these investment vehicles may be extremely volatile and can potentially expose the Fund to complete loss of its investment.

IncomeQ Crypto & Crypto Treasury mNAV Harvester ETF | Cayman Subsidiary Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cayman Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The futures contracts and other investments held by the Subsidiary are subject to the same economic risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns. In addition, the Subsidiary is also subject to many of the risks to which the Fund is subject, such as tax risks, commodity related risks, and market and data risks.

IncomeQ Crypto & Crypto Treasury mNAV Harvester ETF | Commodity-Linked Derivatives Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Commodity-Linked Derivatives Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations, or other legally binding authority. As a RIC, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income under the Code. If, as a result of any adverse future legislation, U.S. Treasury regulations, and/or guidance issued by the Internal Revenue Service (the “IRS”), the income of the Fund from certain commodity-linked derivatives, including income from the Fund’s investments in the Subsidiary, were treated as non-qualifying income, the Fund may fail to qualify as RIC and/or be subject to federal income tax at the Fund level. The uncertainty surrounding the treatment of certain derivative instruments under the qualification tests for a RIC may limit the Fund’s use of such derivative instruments.

The Fund intends to limit its investment in the Subsidiary to no more than 25% of the value of its total assets in order to satisfy certain asset diversification requirements for taxation as a regulated investment company. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

IncomeQ Crypto & Crypto Treasury mNAV Harvester ETF | Commodity Pool Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Commodity Pool Regulatory Risk. The Fund’s investment exposure to futures instruments will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the Commodities Exchange Act (“CEA”) and Commodity Futures Trading Commission (“CFTC”) rules. The Adviser is registered as a commodity pool operator (“CPO”) and the Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies. Registration as a CPO imposes additional compliance obligations on the Adviser and the Fund related to additional laws, regulations, and enforcement policies, which could increase compliance costs and may affect the operations and financial performance of the Fund. However, the Fund’s status as a commodity pool and the Adviser’s registration as a CPO are not expected to materially adversely affect the Fund’s ability to achieve its investment objective. The CFTC has not passed on the adequacy of this Prospectus.

IncomeQ Crypto & Crypto Treasury mNAV Harvester ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to treat any income received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The IRS has issued numerous private letter rulings (“PLRs”) provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the IRS published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders and to meet the requirement that the Subsidiary have a value not in excess of 25% of the Fund’s value at the close of a quarter. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a regulated investment company and would be taken into account for purposes of the 4% excise tax.

If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Fund’s Board of Trustees may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies. In the event that the Fund fails to qualify as a RIC, the Fund will promptly notify shareholders of the implications of that failure.

IncomeQ Crypto & Crypto Treasury mNAV Harvester ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: As part of the Fund’s principal investment strategy, the Fund will make investments in futures, swap contracts and options. These derivative instruments provide the economic effect of financial leverage by creating additional investment exposure to the underlying assets, as well as the potential for greater loss. If the Fund uses leverage through purchasing derivative instruments, the Fund has the risk that losses may exceed the net assets of the Fund. The net asset value of the Fund while employing leverage will be more volatile and sensitive to market movements. The use of leverage involves financing costs which reduce Fund performance.

IncomeQ Crypto & Crypto Treasury mNAV Harvester ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. Counterparty risk is the likelihood or probability that a party involved in a transaction might default on its contractual obligation. Where the Fund enters into derivative contracts that are exchange-traded, the Fund is subject to the counterparty risk associated with the Fund’s clearing broker or clearinghouse. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties.

IncomeQ Crypto & Crypto Treasury mNAV Harvester ETF | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Capitalization Risk
IncomeQ Crypto & Crypto Treasury mNAV Harvester ETF | Large-Capitalization Investing [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes

IncomeQ Crypto & Crypto Treasury mNAV Harvester ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries, except that the Fund will have economic exposure that is concentrated to the industries, if any, assigned to one or more of the crypto assets to which the Fund seeks indirect exposure. As a result, the Fund may be more susceptible to loss due to adverse occurrences that affect the price of such industries more than the market as a whole.

IncomeQ Crypto & Crypto Treasury mNAV Harvester ETF | Reverse Repurchase Agreement Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Reverse Repurchase Agreement Risk. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.

IncomeQ Crypto & Crypto Treasury mNAV Harvester ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks
IncomeQ Crypto & Crypto Treasury mNAV Harvester ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as Authorized Participants or APs). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

IncomeQ Crypto & Crypto Treasury mNAV Harvester ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Cash Redemption Risk. The Fund’s investment strategy is expected to require it to redeem its shares for cash or to otherwise include primarily cash as part of its redemption proceeds. As a result, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to incur brokerage costs and/or recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Brokerage costs could be imposed on the Fund, and thus decrease the Fund’s net asset value, to the extent that the costs are not offset by a transaction fee payable by an AP.

IncomeQ Crypto & Crypto Treasury mNAV Harvester ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the bid-ask spread. The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

IncomeQ Crypto & Crypto Treasury mNAV Harvester ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

IncomeQ Crypto & Crypto Treasury mNAV Harvester ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Trading. Although Shares are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which can be significantly less liquid than Shares.

IncomeQ Crypto & Crypto Treasury mNAV Harvester ETF | Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

IncomeQ Crypto & Crypto Treasury mNAV Harvester ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses and reduce performance. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

IncomeQ Crypto & Crypto Treasury mNAV Harvester ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser or a sub-adviser’s success or failure to implement investment strategies for the Fund.
IncomeQ Crypto & Crypto Treasury mNAV Harvester ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

IncomeQ Crypto & Crypto Treasury mNAV Harvester ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

IncomeQ Crypto & Crypto Treasury mNAV Harvester ETF | Newer Sub-Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Newer Sub-Adviser Risk. Convexitas has limited experience with managing an ETF, which may limit Convexitas’ effectiveness in its role as investment sub-adviser. As a result, the Fund may not achieve its intended investment objective.

IncomeQ Crypto & Crypto Treasury mNAV Harvester ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, Quantify and Convexitas seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

IncomeQ Crypto & Crypto Treasury mNAV Harvester ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

IncomeQ Crypto & Crypto Treasury mNAV Harvester ETF | Concentration in Treasury Reserve Assets [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Concentration in Treasury Reserve Assets. Crypto Treasury Companies are firms that have adopted crypto assets as a significant component of their balance sheet or treasury reserve strategy. The value of such companies is highly sensitive to fluctuations in the price of the crypto assets they hold. A decline in the value of these assets may adversely affect the financial condition, operating performance, and stock price of such companies, and consequently the value of the Fund’s investments.

IncomeQ Crypto & Crypto Treasury mNAV Harvester ETF | Regulatory and Legal Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Regulatory and Legal Risks. Regulatory frameworks governing crypto assets and companies that hold crypto assets continues to evolve. Changes in applicable laws, regulations, tax treatment, or government policies could adversely affect the operations of Crypto Treasury Companies and the value of their securities.

IncomeQ Crypto & Crypto Treasury mNAV Harvester ETF | Operational and Unrelated Business Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Operational and Unrelated Business Risks. Crypto Treasury Companies may be operating businesses whose core activities are unrelated to their crypto asset holdings. Their financial performance and stock price may therefore reflect both operational risks (such as competition, business strategy, or management execution) and risks associated with the valuation and accounting treatment of their crypto asset reserves.

IncomeQ Crypto & Crypto Treasury mNAV Harvester ETF | Liquidity Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Liquidity Risks. The securities of Crypto Treasury Companies, particularly smaller issuers, may be less liquid than securities of companies without such treasury reserve strategies. As a result, the Fund may experience greater difficulty purchasing or selling these securities at desired prices and times.

IncomeQ Crypto & Crypto Treasury mNAV Harvester ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Indirect Investment Risk. The Crypto Treasury Companies to which the Fund has short exposure are not affiliated with the Trust, the Fund, the Adviser, Quantify, Convexitas or their respective affiliates and are not involved with this offering in any way and have no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence the management of these companies, but will be exposed to the performance of these companies. Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to these Crypto Treasury Companies, but will be adversely impacted by increases in the share prices of these Crypto Treasury Companies.

IncomeQ Crypto & Crypto Treasury mNAV Harvester ETF | Good Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Good Performance Risk. The Crypto Treasury Companies to which the Fund has short exposure may meet or exceed their publicly announced expectations or guidelines regarding their businesses, which could potentially lead to a rise in the share prices of these companies. Should these companies see an increase in their value, the Fund may suffer significant losses.

IncomeQ Crypto & Crypto Treasury mNAV Harvester ETF | Industry Recognition and Analyst Coverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Industry Recognition and Analyst Coverage Risk. Positive recognition from industry analysts, awards for product excellence, or inclusion in prestigious industry reports can enhance the reputation and credibility among investors of these Crypto Treasury Companies. Favorable analyst ratings, upgrades, or bullish forecasts for the company’s future performance can drive investor enthusiasm and contribute to a rise in a Crypto Treasury Company’s stock price.

IncomeQ Crypto & Crypto Treasury mNAV Harvester ETF | Short Sale Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Sale Risk. In connection with a short sale of a security or other instrument, the Fund is subject to the risk that instead of declining, the price of the security or other instrument sold short will rise. If the price of the security or other instrument sold short increases between the date of the short sale and the date on which the Fund replaces the security or other instrument borrowed to make the short sale, the Fund will experience a loss, which is theoretically unlimited since there is a theoretically unlimited potential for the market price of a security or other instrument sold short to increase.

IncomeQ Crypto & Crypto Treasury mNAV Harvester ETF | Focused Portfolio Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Focused Portfolio Risk. The Fund may have exposure to a limited number of Bitcoin Treasury Companies. Investing in a limited number of companies carries more risk than might be the case if the portfolio were more diversified because changes in the value of a single company may have a more significant effect, either negative or positive on the Fund’s value.

IncomeQ Crypto & Crypto Treasury mNAV Harvester ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

IncomeQ Crypto & Crypto Treasury mNAV Harvester ETF | Mid-Capitalization Investing [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

IncomeQ Crypto & Crypto Treasury mNAV Harvester ETF | Small-Capitalization Investing [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. Some small capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to mid- and large-capitalization companies. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

IncomeQ Crypto & Crypto Treasury mNAV Harvester ETF | Ether Investment Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Ether Investment Risks. The Fund’s indirect investment in ether exposes it to the unique risks of this emerging innovation. Ether is a relatively new and is subject to unique and substantial risks. The market for ether is subject to rapid price swings, changes and uncertainty. The further development of the Ethereum Network and the acceptance and use of ether are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Ethereum Network or the acceptance of ether may adversely affect the price and liquidity of ether. Ether is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact ether trading venues. Additionally, if one or a coordinated group of validators were to gain control of 33% or more of staked ether (i.e., ether that is deposited to support the Ethereum Network), they would have the ability to execute extensive attacks, manipulate transactions and fraudulently obtain ether. If such a validator or group of validators were to gain control of one-third of staked ether, they could halt payments. A significant portion of ether is held by a small number of holders sometimes referred to as “whales”. Transactions by these holders may influence the price of ether.

The value of ether may be substantially dependent on speculation, such that trading and investing in ether generally may not be based on fundamental analysis. The exposure of ether to instability and other speculative parts of the blockchain crypto industry, such as an event that is not necessarily related to the security or utility of the Etherum Network, can nonetheless precipitate a significant decline in the price of ether. There are risks related to fragmentation and lack of regulatory compliance with regard to crypto asset trading platforms. The crypto asset trading platforms upon which ether is traded and which may serve as a pricing source of the valuation of ether linked derivatives are or may become subject to enforcement actions by regulatory authorities.

Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, ether and ether trading venues are largely unregulated. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation (including using social media to promote ether in a way that artificially increases the price of ether). Investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of ether trading venues have been closed due to fraud, failure or security breaches. Investors in ether may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses.

The realization of any of these risks could result in a decline in the acceptance of ether and consequently a reduction in the value of ether and therefore the Fund. Additionally, legal or regulatory changes may negatively impact the operation of the Ethereum Network or restrict the use of ether. For example, if ether were determined to be or were expected to be determined to be a security under the federal securities laws, it is possible certain trading venues would no longer facilitate trading in ether, trading in ether futures may become significantly more volatile and/or completely halted, and the value of ether and/or the Fund could decline significantly and without warning.

Finally, the creation of a “fork” or a substantial giveaway of ether (sometimes referred to as an “air drop”) may result in significant and unexpected declines in the value of ether and therefore the Fund. A fork may be intentional, such as the ‘Merge.’ The ‘Merge’ refers to protocol changes altering the method by which transactions are validated.

The market for ether futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the ether futures market has grown substantially since ether futures commenced trading, there can be no assurance that this growth will continue. The price for ether futures contracts is based on a number of factors, including the supply of and the demand for ether futures contracts. Market conditions and expectations, regulatory limitations or limitations imposed by the listing exchanges or futures commission merchants (“FCMs”) (e.g., margin requirements, position limits, and accountability levels), collateral requirements, availability of counterparties, and other factors each can impact the supply of and demand for ether futures contracts.

Market conditions and expectations, margin requirements, position limits, accountability levels, collateral requirements, availability of counterparties, and other factors may also limit the Fund’s ability to achieve their desired exposure to ether futures contracts. If the Fund is unable to achieve its targeted exposure, the Fund may not be able to meet its investment objective and the Fund’s returns may be different or lower than expected. Additionally, collateral requirements may require the Fund to liquidate its positions, potentially incurring losses and expenses, when it otherwise would not do so. Investing in derivatives like ether futures may be considered aggressive and may expose the Fund to significant risks. These risks include counterparty risk and liquidity risk.

The performance of ether futures contracts, in general, has historically been highly correlated to the performance of ether. However, there can be no guarantee this will continue. Transaction costs (including the costs associated with futures investing), position limits, the availability of counterparties and other factors may impact the cost of ether futures contracts and decrease the correlation between the performance of ether futures contracts and ether, over short or even long-term periods. In addition, the performance of back-month futures contracts (i.e, futures contracts whose delivery dates are relatively far in the future) is likely to differ more significantly from the performance of the spot prices of ether. To the extent the Fund is invested in back-month ether future contracts, their performance, and thereby the performance of the Fund, should be expected to deviate more significantly from the performance of ether.

IncomeQ Crypto & Crypto Treasury mNAV Harvester ETF | Crypto Treasury Companies Long Investment Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Crypto Treasury Companies Long Investment Risks. The Fund invests in options contracts providing long exposure to the share prices of Crypto Treasury Companies. As a result, the Fund is exposed to the risk that the value of these companies’ shares may decline. If the share price of one or more Crypto Treasury Companies falls, the Fund is likely to lose value and may suffer significant losses. Accordingly, through its exposure to Crypto Treasury Companies, the Fund may also be subject to the following risks:

IncomeQ Crypto & Crypto Treasury mNAV Harvester ETF | Indirect Crypto Asset Exposure [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Indirect Crypto Asset Exposure. The fund is indirectly exposed to crypto assets through its investments in Crypto Treasury Companies. The market value of these companies may closely track the market value of their crypto asset holdings, which is volatile.

IncomeQ Crypto & Crypto Treasury mNAV Harvester ETF | Crypto Treasury Companies Short Investment Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Crypto Treasury Companies Short Investment Risks. The Fund invests in options contracts providing short exposure to the share prices of Crypto Treasury Companies. As a result, the Fund is exposed to the risk that the value of these companies’ shares may increase. If the share price of one or more Crypto Treasury Companies increases, the Fund is likely to lose value and may suffer significant losses. Accordingly, through its exposure to Crypto Treasury Companies, the Fund may also be subject to the following risks:

IncomeQ Crypto & Crypto Treasury mNAV Harvester ETF | Crypto Asset Exuberance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Crypto Asset Exuberance Risk. The Fund’s determination to take short positions in Crypto Treasury Companies is based on the premise that certain of these companies are overvalued. However, investor exuberance for crypto assets and Crypto Treasury companies could lead to these companies continuing to increase value, regardless of their mNAV rating, leading to significant losses for the Fund.

IncomeQ Crypto & Crypto Treasury mNAV Harvester ETF | Underlying Crypto Asset Fund Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Crypto Asset Fund Risks: Investing in an Underlying Fund that focuses on crypto assets, either through direct holdings or indirectly via derivatives like futures contracts and swaps, carries significant risks. These risks include high market volatility, which can be influenced by technological advancements, regulatory changes, and broader economic factors. When trading derivatives, liquidity risks and counterparty risks are substantial. Managing futures contracts can be complex and may affect the performance of an Underlying Fund. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Additionally, each Underlying Fund, and consequently the Fund, is dependent on blockchain technology, which brings technological and cybersecurity risks, along with custodial challenges for securely storing digital assets. The constantly evolving regulatory and legal landscape presents continuous compliance and valuation difficulties. Risks related to market concentration and network issues in the digital asset sector further add complexity. Moreover, operational intricacies in managing digital assets and potential market volatility can lead to losses for each Underlying Fund.

IncomeQ Crypto & Crypto Treasury mNAV Harvester ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
IncomeQ Crypto & Crypto Treasury mNAV Harvester ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.